Quarterly portfolio holdings
John Hancock
International Small Company Fund
International equity
May 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 5-31-25 (unaudited)
	Shares	Value
Common stocks 96.2%		$118,687,966
(Cost $87,694,614)
Australia 6.1%		7,472,059
Accent Group, Ltd.	19,051	23,326
Adairs, Ltd.	8,366	14,676
Alkane Resources, Ltd. (A)	22,206	11,058
AMA Group, Ltd. (A)	619,496	40,014
Amotiv, Ltd.	5,947	30,348
AMP, Ltd.	107,821	86,840
Amplitude Energy, Ltd. (A)	98,280	12,356
Ansell, Ltd.	5,901	120,004
Appen, Ltd. (A)	8,733	6,742
Arafura Rare Earths, Ltd. (A)	94,710	10,062
ARB Corp., Ltd.	3,752	74,894
AUB Group, Ltd.	5,198	115,733
Audinate Group, Ltd. (A)	4,592	23,523
Aussie Broadband, Ltd.	9,696	25,953
Austal, Ltd. (A)	16,329	58,118
Australian Agricultural Company, Ltd. (A)	24,814	22,076
Australian Clinical Labs, Ltd.	10,715	19,661
Australian Ethical Investment, Ltd.	4,974	18,903
Australian Strategic Materials, Ltd. (A)	29,708	9,982
AVZ Minerals, Ltd. (A)(B)	322,880	24,351
Baby Bunting Group, Ltd. (A)	8,357	9,318
Bank of Queensland, Ltd.	29,289	147,465
Bannerman Energy, Ltd. (A)	8,776	16,213
Bapcor, Ltd.	17,059	57,494
Beach Energy, Ltd.	68,593	59,450
Beacon Lighting Group, Ltd. (C)	5,713	13,093
Bega Cheese, Ltd.	11,579	40,664
Bell Financial Group, Ltd.	20,180	15,548
Bellevue Gold, Ltd. (A)	68,070	43,771
Boss Energy, Ltd. (A)	13,958	35,822
Bravura Solutions, Ltd.	14,226	23,420
Breville Group, Ltd.	4,660	87,770
Brickworks, Ltd.	3,568	63,245
Capral, Ltd.	1,755	12,434
Capricorn Metals, Ltd. (A)	18,555	117,346
Carnarvon Energy, Ltd. (A)	208,806	14,147
Catapult Group International, Ltd. (A)	10,926	41,184
Cedar Woods Properties, Ltd.	5,818	24,364
Cettire, Ltd. (A)	16,737	4,258
Chalice Mining, Ltd. (A)	15,055	11,233
Challenger, Ltd.	22,082	108,353
Champion Iron, Ltd.	18,742	52,355
Chrysos Corp., Ltd. (A)	2,323	7,731
Civmec Australia, Ltd.	12,000	7,879
ClearView Wealth, Ltd.	27,803	8,875
Clinuvel Pharmaceuticals, Ltd.	2,055	14,275
Coast Entertainment Holdings, Ltd. (A)	53,630	14,346
Codan, Ltd.	4,999	57,972
COG Financial Services, Ltd.	14,035	13,622
Cogstate, Ltd. (A)	10,580	8,905
Collins Foods, Ltd.	7,058	35,326
Core Lithium, Ltd. (A)	89,718	5,202
Coronado Global Resources, Inc., CHESS Depositary Interest (D)	50,218	3,558
2	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Australia (continued)
Corporate Travel Management, Ltd.	5,584	$49,233
Credit Corp. Group, Ltd.	3,240	28,649
Dalrymple Bay Infrastructure, Ltd.	5,007	13,073
Danakali, Ltd.	17,023	593
Data#3, Ltd.	7,217	34,557
Deep Yellow, Ltd. (A)	43,108	37,406
Deterra Royalties, Ltd.	4,707	11,526
Develop Global, Ltd. (A)	1,979	5,113
Dicker Data, Ltd.	4,043	21,449
Domain Holdings Australia, Ltd.	5,012	14,101
Domino’s Pizza Enterprises, Ltd.	3,424	51,739
Downer EDI, Ltd.	31,302	122,678
Duratec, Ltd. (C)	8,824	8,554
Dyno Nobel, Ltd.	21,317	36,818
Eagers Automotive, Ltd.	6,710	75,076
Elders, Ltd.	9,102	36,960
Emeco Holdings, Ltd. (A)	10,968	5,233
Emerald Resources NL (A)	24,384	75,037
EML Payments, Ltd. (A)	12,270	8,940
EQT Holdings, Ltd.	1,174	23,904
Eureka Group Holdings, Ltd.	27,360	9,693
Euroz Hartleys Group, Ltd.	27,136	15,297
EVT, Ltd.	3,853	40,324
Fiducian Group, Ltd.	1,107	6,913
Finbar Group, Ltd.	25,564	11,788
Firefinch, Ltd. (A)(B)(C)	160,759	20,725
FleetPartners Group, Ltd. (A)	9,877	18,889
Fleetwood, Ltd.	7,050	12,864
Flight Centre Travel Group, Ltd.	9,143	78,331
G8 Education, Ltd.	33,530	26,479
Generation Development Group, Ltd.	13,603	48,566
Genesis Minerals, Ltd. (A)	47,950	146,926
Gold Road Resources, Ltd.	53,059	116,796
GR Engineering Services, Ltd.	3,528	6,368
GrainCorp, Ltd., Class A	9,408	46,568
Grange Resources, Ltd.	69,887	8,566
GWA Group, Ltd.	10,637	15,768
Hansen Technologies, Ltd.	9,863	32,445
Healius, Ltd.	27,818	15,691
Helia Group, Ltd.	13,098	43,917
Horizon Oil, Ltd.	11,332	1,243
HUB24, Ltd.	632	34,079
Humm Group, Ltd.	21,009	6,160
IDP Education, Ltd.	13,131	66,055
IGO, Ltd.	28,260	70,749
Iluka Resources, Ltd.	28,116	66,537
Imdex, Ltd.	23,627	43,377
Immutep, Ltd. (A)	78,611	14,410
Infomedia, Ltd.	16,624	12,949
Inghams Group, Ltd.	17,084	41,286
Integral Diagnostics, Ltd.	15,277	23,795
Ioneer, Ltd. (A)(C)	95,411	7,379
IPH, Ltd.	12,538	40,060
IRESS, Ltd.	8,960	50,000
IVE Group, Ltd.	4,146	6,811
Johns Lyng Group, Ltd.	14,927	24,546
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	3

	Shares	Value
Australia (continued)
Judo Capital Holdings, Ltd. (A)	26,561	$24,401
Jumbo Interactive, Ltd.	2,773	17,518
Jupiter Mines, Ltd.	56,497	7,644
Karoon Energy, Ltd.	34,995	37,548
Kelsian Group, Ltd.	10,314	21,556
Kogan.com, Ltd.	3,969	9,999
Lendlease Corp., Ltd.	29,282	110,204
Liberty Financial Group, Ltd.	3,600	7,223
Lifestyle Communities, Ltd.	4,875	21,525
Lovisa Holdings, Ltd.	2,905	54,930
Lycopodium, Ltd.	1,468	10,217
MA Financial Group, Ltd.	5,766	26,684
Macmahon Holdings, Ltd.	58,099	11,080
Macquarie Technology Group, Ltd. (A)	688	26,704
Mader Group, Ltd.	3,232	12,711
Magellan Financial Group, Ltd.	7,956	42,924
McMillan Shakespeare, Ltd.	2,810	28,279
Megaport, Ltd. (A)	8,001	69,873
Mesoblast, Ltd. (A)	13,660	14,944
Metals X, Ltd. (A)	26,350	9,002
Metcash, Ltd.	48,316	105,276
Michael Hill International, Ltd. (A)	16,258	4,191
Monadelphous Group, Ltd.	4,614	51,309
Monash IVF Group, Ltd.	15,264	7,535
Mount Gibson Iron, Ltd. (A)	4,913	919
Myer Holdings, Ltd.	58,047	25,823
MyState, Ltd.	5,483	14,488
Nanosonics, Ltd. (A)	5,185	14,837
Navigator Global Investments, Ltd.	20,447	21,622
New Hope Corp., Ltd.	23,673	56,747
nib holdings, Ltd.	32,126	139,257
Nick Scali, Ltd.	4,004	49,339
Nickel Industries, Ltd.	82,280	36,322
Nine Entertainment Company Holdings, Ltd.	58,463	60,915
Novonix, Ltd. (A)(C)	24,628	6,660
NRW Holdings, Ltd.	20,620	37,216
Nufarm, Ltd. (A)	23,478	36,064
Nuix, Ltd. (A)	10,501	16,778
Objective Corp., Ltd.	1,420	17,599
OFX Group, Ltd. (A)	13,547	6,292
Omni Bridgeway, Ltd. (A)	14,064	13,871
oOh!media, Ltd.	23,086	24,959
Ora Banda Mining, Ltd. (A)	17,090	12,705
Orora, Ltd.	61,079	73,649
Pacific Current Group, Ltd.	1,444	10,384
Paladin Energy, Ltd. (A)	18,000	72,387
Paladin Energy, Ltd. (Toronto Stock Exchange) (A)	10,370	41,031
Pantoro Gold, Ltd. (A)	14,911	32,911
Peninsula Energy, Ltd. (A)(B)	11,299	4,516
PeopleIN, Ltd. (A)	4,015	1,708
Perenti, Ltd.	34,414	34,957
Perpetual, Ltd.	4,562	52,053
Perseus Mining, Ltd.	61,332	154,808
PEXA Group, Ltd. (A)	5,663	46,340
Platinum Asset Management, Ltd.	20,282	7,190
Praemium, Ltd.	14,121	6,640
4	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Australia (continued)
Premier Investments, Ltd.	4,331	$57,072
Propel Funeral Partners, Ltd.	3,961	11,458
PWR Holdings, Ltd.	4,586	19,778
Ramelius Resources, Ltd.	54,536	101,940
ReadyTech Holdings, Ltd. (A)	7,093	10,888
Regis Healthcare, Ltd.	6,568	34,528
Regis Resources, Ltd. (A)	31,722	104,240
Resolute Mining, Ltd. (A)	100,964	41,259
Retail Food Group, Ltd. (A)	6,734	7,631
Ridley Corp., Ltd.	15,318	26,656
RPMGlobal Holdings, Ltd. (A)	10,585	20,947
Sandfire Resources, Ltd. (A)	10,982	81,768
Select Harvests, Ltd. (A)	5,950	17,864
Servcorp, Ltd.	4,905	17,968
Service Stream, Ltd.	31,393	36,704
Seven West Media, Ltd. (A)	112,013	11,904
Shaver Shop Group, Ltd.	21,893	18,971
Silver Mines, Ltd. (A)	120,084	7,700
Sims, Ltd.	7,622	74,376
SiteMinder, Ltd. (A)	7,431	22,025
SmartGroup Corp., Ltd.	6,777	31,857
SolGold PLC (A)	63,222	6,026
Solvar, Ltd.	17,591	18,660
Southern Cross Electrical Engineering, Ltd.	10,872	12,617
Southern Cross Media Group, Ltd. (A)	34,149	14,836
SRG Global, Ltd.	26,380	25,598
St. Barbara, Ltd. (A)	61,954	13,274
Stanmore Resources, Ltd.	12,261	15,480
Strandline Resources, Ltd. (A)(B)(C)	154,105	9,437
Strickland Metals, Ltd. (A)	150,932	14,137
Strike Energy, Ltd. (A)	119,467	12,709
Super Retail Group, Ltd.	7,142	65,906
Superloop, Ltd. (A)	20,975	36,513
Syrah Resources, Ltd. (A)	47,009	9,238
Tabcorp Holdings, Ltd.	135,900	61,672
Temple & Webster Group, Ltd. (A)	308	4,368
Ten Sixty Four, Ltd. (A)(B)	77,809	4,288
The Reject Shop, Ltd.	6,750	28,835
Tuas, Ltd. (A)	7,995	29,956
Tyro Payments, Ltd. (A)	19,910	11,359
Ventia Services Group Pty, Ltd.	39,294	119,777
Viva Energy Group, Ltd. (D)	52,585	63,389
WEB Travel Group, Ltd. (A)	16,156	52,628
Webjet Group, Ltd. (A)	18,392	10,499
West African Resources, Ltd. (A)	53,002	97,424
Westgold Resources, Ltd. (A)	43,644	84,276
Whitehaven Coal, Ltd.	36,663	131,363
Wiluna Mining Corp., Ltd. (A)(B)	10,005	264
Zip Company, Ltd. (A)	60,654	77,485
Austria 1.6%		2,015,344
Agrana Beteiligungs AG	671	8,995
ams-OSRAM AG (A)	4,079	39,676
ANDRITZ AG	3,044	210,611
AT&S Austria Technologie & Systemtechnik AG (A)(C)	1,151	22,200
BAWAG Group AG (A)(D)	3,309	412,291
CA Immobilien Anlagen AG	1,659	45,571
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	5

	Shares	Value
Austria (continued)
CPI Europe AG (A)(C)	1,518	$30,784
DO & Company AG (A)	356	69,382
Eurotelesites AG (A)	8,126	47,963
EVN AG	1,448	38,930
Fabasoft AG	962	18,729
Kapsch TrafficCom AG (A)(C)	2,742	23,058
Kontron AG	1,983	51,740
Lenzing AG (A)	853	25,584
Mayr Melnhof Karton AG	639	54,318
Oesterreichische Post AG	1,593	54,411
Palfinger AG	652	21,987
Porr AG	687	22,716
RHI Magnesita NV	735	27,544
Schoeller-Bleckmann Oilfield Equipment AG	369	12,793
Semperit AG Holding	660	10,577
Strabag SE, Bearer Shares (C)	1,931	170,042
Telekom Austria AG	3,780	41,885
UBM Development AG (A)	912	20,476
UNIQA Insurance Group AG	5,360	74,365
Vienna Insurance Group AG	1,539	75,482
voestalpine AG	6,904	182,185
Wienerberger AG	4,761	176,450
Zumtobel Group AG	4,462	24,599
Belgium 1.6%		2,001,419
Ackermans & van Haaren NV	865	220,321
Ageas SA/NV	1,052	68,694
AGFA-Gevaert NV (A)	10,426	11,175
Atenor (A)(C)	4,444	14,232
Azelis Group NV	6,570	108,836
Barco NV	2,473	36,288
Bekaert SA	1,328	53,948
bpost SA (A)	3,968	8,591
Cie d’Entreprises CFE	2,358	22,707
Colruyt Group N.V	1,333	60,175
Deceuninck NV	3,244	8,001
Deme Group NV	328	50,995
D’ieteren Group	766	157,296
Econocom Group SA/NV	20,406	46,030
Elia Group SA/NV (C)	1,489	158,099
EVS Broadcast Equipment SA	589	22,694
Fagron	2,910	71,599
Galapagos NV (A)	1,754	50,641
Gimv NV	1,130	57,061
Greenyard NV	986	7,973
Immobel SA (A)(C)	1,166	24,023
Ion Beam Applications	1,069	14,715
Jensen-Group NV	343	21,060
Kinepolis Group NV	590	23,292
Lotus Bakeries NV	17	176,042
Melexis NV	811	54,522
Ontex Group NV (A)	2,812	25,072
Proximus SADP	5,712	49,833
Recticel SA	1,784	22,835
Sipef NV	255	18,017
Solvay SA	3,165	104,088
Tessenderlo Group SA	681	20,849
6	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Belgium (continued)
Umicore SA	7,719	$84,933
Van de Velde NV	846	32,098
VGP NV	553	53,007
What’s Cooking BV	191	27,769
X-Fab Silicon Foundries SE (A)(D)	2,383	13,908
Bermuda 0.2%		268,531
Conduit Holdings, Ltd.	1,809	9,175
Hiscox, Ltd.	14,836	252,680
Northern Ocean, Ltd. (A)	11,312	6,676
Cambodia 0.0%		19,185
NagaCorp, Ltd. (A)	40,534	19,185
Canada 10.6%		13,055,744
5N Plus, Inc. (A)	4,569	26,834
Acadian Timber Corp.	934	12,230
ACT Energy Technologies, Ltd. (A)(C)	1,779	6,430
ADENTRA, Inc.	1,022	19,288
Advantage Energy, Ltd. (A)	8,208	66,867
Aecon Group, Inc.	3,001	41,242
Ag Growth International, Inc.	725	20,017
AGF Management, Ltd., Class B	3,293	28,075
Aimia, Inc. (A)(C)	9,133	18,235
Air Canada (A)	7,842	109,714
Algoma Central Corp. (C)	1,952	22,658
Algoma Steel Group, Inc.	4,454	23,563
Algonquin Power & Utilities Corp. (C)	36,763	201,448
Altus Group, Ltd. (C)	2,336	92,769
Amerigo Resources, Ltd.	9,400	12,398
Andlauer Healthcare Group, Inc.	1,046	40,739
Aritzia, Inc. (A)	4,307	209,018
Ascot Resources, Ltd. (A)	44,475	2,593
Atco, Ltd., Class I	3,757	140,934
Athabasca Oil Corp. (A)	25,857	97,222
ATS Corp. (A)	4,379	126,742
Aurora Cannabis, Inc. (A)	1,116	5,912
AutoCanada, Inc. (A)(C)	1,082	17,259
B2Gold Corp.	64,832	217,784
Badger Infrastructure Solutions, Ltd.	1,758	57,146
Ballard Power Systems, Inc. (A)(C)	7,571	9,599
Bausch Health Companies, Inc. (A)	12,540	56,832
Baytex Energy Corp.	34,145	55,484
Birch Mountain Resources, Ltd. (A)(B)	11,200	1
Birchcliff Energy, Ltd.	12,209	57,649
Bird Construction, Inc.	2,785	54,874
Black Diamond Group, Ltd.	2,417	17,084
Bombardier, Inc., Class B (A)	1,952	136,605
Bonterra Energy Corp. (A)(C)	1,314	3,447
Boralex, Inc., Class A	4,296	98,827
Boyd Group Services, Inc.	1,139	170,118
BRP, Inc.	1,400	61,668
Calfrac Well Services, Ltd. (A)	1,300	3,098
Calian Group, Ltd.	539	15,514
Canaccord Genuity Group, Inc.	4,036	27,351
Canada Goose Holdings, Inc. (A)(C)	2,594	31,377
Canadian Tire Corp., Ltd., Class A	768	97,593
Canfor Corp. (A)	2,999	28,409
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	7

	Shares	Value
Canada (continued)
Capital Power Corp. (C)	6,843	$274,398
Capstone Copper Corp. (A)	28,202	152,893
Cardinal Energy, Ltd. (C)	6,463	28,963
Cargojet, Inc.	440	29,959
Cascades, Inc.	3,932	25,328
Celestica, Inc. (A)	999	115,686
Centerra Gold, Inc.	10,016	71,452
CES Energy Solutions Corp.	11,298	51,454
China Gold International Resources Corp., Ltd. (C)	32,782	250,102
Cipher Pharmaceuticals, Inc. (A)(C)	1,000	9,108
Cogeco Communications, Inc. (C)	730	36,757
Cogeco, Inc.	192	9,176
Colliers International Group, Inc.	300	36,188
Computer Modelling Group, Ltd.	4,133	20,238
Conifex Timber, Inc. (A)	4,700	1,096
Corby Spirit and Wine, Ltd.	744	7,319
Culico Metals, Inc. (A)	11,968	1,134
Definity Financial Corp.	4,316	234,363
Dentalcorp Holdings, Ltd.	1,097	7,098
Dexterra Group, Inc.	1,434	8,871
Docebo, Inc. (A)	600	16,395
Doman Building Materials Group, Ltd.	3,455	21,148
Dorel Industries, Inc., Class B (A)	3,700	3,775
DREAM Unlimited Corp., Class A	1,365	18,391
Dundee Precious Metals, Inc.	8,333	128,424
Dye & Durham, Ltd.	2,718	20,043
Dynacor Group, Inc.	1,500	5,214
E-L Financial Corp., Ltd.	174	210,471
Eldorado Gold Corp. (A)	9,559	192,873
Enerflex, Ltd.	6,235	43,934
Enghouse Systems, Ltd.	2,178	41,882
EQB, Inc.	1,312	90,478
Equinox Gold Corp. (A)	18,391	122,084
ERO Copper Corp. (A)	4,956	69,987
Evertz Technologies, Ltd.	1,617	14,080
Exchange Income Corp.	1,091	45,767
Exco Technologies, Ltd.	1,790	8,791
Extendicare, Inc.	3,460	36,381
Fiera Capital Corp. (C)	4,379	17,550
Finning International, Inc.	6,566	242,382
Firan Technology Group Corp. (A)	1,000	7,090
Firm Capital Mortgage Investment Corp.	1,600	14,189
First Majestic Silver Corp.	20,599	127,135
First Mining Gold Corp. (A)	63,500	7,172
First National Financial Corp.	854	24,182
Fortuna Mining Corp. (A)	14,343	83,925
Fraser Papers Holdings, Inc. (A)(B)	4,800	0
Freehold Royalties, Ltd. (C)	6,909	60,615
Galiano Gold, Inc. (A)	11,706	15,866
Gamehost, Inc.	1,900	15,714
GDI Integrated Facility Services, Inc. (A)	700	15,654
Gibson Energy, Inc. (C)	8,059	133,069
Gildan Activewear, Inc.	928	43,210
goeasy, Ltd. (C)	730	79,508
GoGold Resources, Inc. (A)	16,200	22,901
GoldMoney, Inc. (A)	1,999	12,061
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Canada (continued)
Gran Tierra Energy, Inc. (A)	4,462	$21,231
Guardian Capital Group, Ltd., Class A	861	26,225
Haivision Systems, Inc. (A)(C)	1,500	4,919
Hanfeng Evergreen, Inc. (A)(B)	3,700	0
Headwater Exploration, Inc. (C)	11,968	54,418
High Liner Foods, Inc.	793	10,395
HLS Therapeutics, Inc. (A)	2,600	9,397
Hudbay Minerals, Inc.	18,203	162,220
IAMGOLD Corp. (A)	27,194	186,267
Imperial Metals Corp. (A)	6,408	21,572
Information Services Corp.	1,500	32,714
Innergex Renewable Energy, Inc.	9,141	90,987
Interfor Corp. (A)	2,514	22,972
International Petroleum Corp. (A)	3,359	47,265
Jamieson Wellness, Inc. (D)	2,163	56,378
Journey Energy, Inc. (A)(C)	6,200	7,500
K92 Mining, Inc. (A)	12,389	128,643
KAB Distribution, Inc. (A)(B)	18,405	0
K-Bro Linen, Inc.	1,386	34,964
Kelt Exploration, Ltd. (A)	8,400	40,888
Keyera Corp.	173	5,273
Kinaxis, Inc. (A)	26	3,703
Knight Therapeutics, Inc. (A)	3,318	13,926
KP Tissue, Inc. (C)	2,600	16,918
Labrador Iron Ore Royalty Corp.	3,167	66,832
Largo, Inc. (A)(C)	6,650	8,625
Lassonde Industries, Inc., Class A	300	48,176
Laurentian Bank of Canada	2,081	46,401
Leon’s Furniture, Ltd.	1,054	21,159
Lightspeed Commerce, Inc. (A)	6,360	66,503
Lightstream Resources, Ltd. (A)(B)	75,972	0
Linamar Corp.	1,999	91,389
Lucara Diamond Corp. (A)(C)	97,930	17,483
Magellan Aerospace Corp.	1,283	16,164
Mainstreet Equity Corp.	307	43,562
Major Drilling Group International, Inc. (A)	4,136	24,352
Mandalay Resources Corp. (A)	2,900	10,481
Manitok Energy, Inc. (A)(B)	167	0
Maple Leaf Foods, Inc.	4,273	84,909
Martinrea International, Inc.	3,380	20,762
Mattr Corp. (A)	3,159	21,730
MDA Space, Ltd. (A)	5,671	117,317
Medical Facilities Corp.	1,330	15,312
MEG Energy Corp.	12,222	213,920
Melcor Developments, Ltd.	1,200	12,163
Meren Energy, Inc.	18,525	24,298
Methanex Corp.	3,337	109,179
Morguard Corp.	349	28,419
MTY Food Group, Inc.	1,015	31,670
Mullen Group, Ltd.	3,770	38,322
Neo Performance Materials, Inc.	1,600	11,018
New Gold, Inc. (A)	39,001	173,357
NFI Group, Inc. (A)	4,678	53,108
North American Construction Group, Ltd.	1,337	22,992
Northland Power, Inc.	12,878	191,995
NuVista Energy, Ltd. (A)	7,805	78,599
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	9

	Shares	Value
Canada (continued)
Obsidian Energy, Ltd. (A)	1,764	$8,445
OceanaGold Corp.	33,548	149,363
Onex Corp.	2,883	214,006
Open Text Corp.	3,054	86,478
OR Royalties, Inc.	6,283	160,560
Orbite Technologies, Inc. (A)(B)	105,500	0
Organigram Global, Inc. (A)(C)	5,900	7,965
Orla Mining, Ltd. (A)	2,569	27,162
Paramount Resources, Ltd., Class A	4,005	55,595
Parex Resources, Inc.	4,514	44,635
Parkland Corp.	6,958	196,417
Pason Systems, Inc.	3,955	34,871
Pet Valu Holdings, Ltd.	2,193	49,298
Peyto Exploration & Development Corp. (C)	9,622	129,710
PHX Energy Services Corp.	1,519	8,800
Pine Cliff Energy, Ltd. (C)	23,500	9,761
Pizza Pizza Royalty Corp.	1,176	12,580
Polaris Renewable Energy, Inc.	1,143	10,078
Pollard Banknote, Ltd.	690	10,373
PrairieSky Royalty, Ltd.	10,494	176,946
Precision Drilling Corp. (A)	554	23,943
Premium Brands Holdings Corp.	2,207	130,875
Propel Holdings, Inc.	1,288	30,230
Quarterhill, Inc. (A)(C)	11,408	11,638
Quebecor, Inc., Class B	7,795	219,306
Richelieu Hardware, Ltd.	2,654	66,875
Rogers Sugar, Inc.	5,920	24,330
Russel Metals, Inc.	2,786	83,376
Sandstorm Gold, Ltd.	13,080	115,422
Savaria Corp.	3,177	44,309
Seabridge Gold, Inc. (A)	4,151	50,967
Secure Waste Infrastructure Corp.	9,876	110,249
Sienna Senior Living, Inc.	4,581	62,155
Source Energy Services, Ltd. (A)	900	7,463
Spartan Delta Corp. (A)	3,941	8,845
Spin Master Corp. (D)	1,654	28,926
Sprott, Inc.	1,099	63,705
Stella-Jones, Inc.	2,516	142,250
StorageVault Canada, Inc.	12,223	36,873
Superior Plus Corp.	11,508	65,324
Supremex, Inc.	4,000	11,367
Surge Energy, Inc. (C)	5,000	19,383
Tamarack Valley Energy, Ltd. (C)	24,474	77,933
Taseko Mines, Ltd. (A)	14,009	31,543
TELUS Corp.	11,051	181,023
TerraVest Industries, Inc.	900	110,996
The North West Company, Inc.	2,430	101,389
Tilray Brands, Inc. (A)	320	138
Timbercreek Financial Corp.	3,996	21,402
Topaz Energy Corp.	5,626	103,103
Torex Gold Resources, Inc. (A)	4,238	136,063
Total Energy Services, Inc.	1,706	12,866
Touchstone Exploration, Inc. (A)(C)	10,000	2,587
TransAlta Corp. (C)	14,591	142,577
Transcontinental, Inc., Class A	3,692	57,518
Trican Well Service, Ltd.	10,010	31,292
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Canada (continued)
Trisura Group, Ltd. (A)	2,293	$67,569
Vecima Networks, Inc.	1,797	13,291
Vermilion Energy, Inc.	4,186	27,251
VersaBank	1,300	14,967
Victoria Gold Corp. (A)(B)	333	99
Vitalhub Corp. (A)	2,471	18,204
Wajax Corp.	744	12,193
Wall Financial Corp. (A)	1,600	16,357
Well Health Technologies Corp. (A)	9,203	27,495
Wesdome Gold Mines, Ltd. (A)	7,661	101,767
Western Copper & Gold Corp. (A)	6,200	6,957
Western Forest Products, Inc. (A)	30,142	9,005
Westshore Terminals Investment Corp.	1,604	31,148
Whitecap Resources, Inc. (C)	42,605	265,748
Winpak, Ltd.	1,436	46,177
Zenith Capital Corp. (A)	5,300	689
Chile 0.0%		6,369
Marimaca Copper Corp. (A)(C)	1,900	6,369
Denmark 2.4%		2,911,447
ALK-Abello A/S (A)	6,033	163,528
Alm Brand A/S	37,417	92,557
Ambu A/S, Class B (C)	8,387	129,549
Bang & Olufsen A/S (A)	4,842	9,651
Bavarian Nordic A/S (A)	3,295	86,873
Better Collective A/S (A)(C)	1,405	18,670
CBrain A/S	432	11,136
Chemometec A/S	758	61,045
Columbus A/S	12,678	19,325
D/S Norden A/S	900	27,338
Demant A/S (A)	3,920	153,953
Dfds A/S (A)	1,311	20,945
FLSmidth & Company A/S	1,797	103,837
GN Store Nord A/S (A)(C)	5,788	85,007
H Lundbeck A/S	12,218	67,807
H Lundbeck A/S, A Shares	2,286	10,549
H+H International A/S, Class B (A)	419	8,601
INVISIO AB	1,715	64,156
ISS A/S	6,279	168,763
Jeudan A/S	978	30,502
Jyske Bank A/S	1,823	171,289
Matas A/S	1,502	30,935
Netcompany Group A/S (A)(D)	2,563	118,611
Nilfisk Holding A/S (A)	715	10,025
NKT A/S (A)	2,237	191,709
NNIT A/S (A)(C)(D)	762	7,954
North Media AS (A)	955	5,897
NTG Nordic Transport Group A/S (A)	491	15,329
Parken Sport & Entertainment A/S	305	7,035
Per Aarsleff Holding A/S	747	67,697
Ringkjoebing Landbobank A/S	1,159	234,717
Rockwool A/S, A Shares	3,310	157,269
Royal Unibrew A/S	2,139	177,718
RTX A/S (A)	1,198	14,763
Scandinavian Tobacco Group A/S (D)	1,792	23,215
Schouw & Company A/S	510	45,334
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	11

	Shares	Value
Denmark (continued)
Solar A/S, B Shares	299	$14,104
SP Group A/S	386	18,046
Sparekassen Sjaelland-Fyn A/S	734	34,658
Sydbank A/S	2,100	140,406
TCM Group A/S	1,441	17,232
Tivoli A/S (C)	228	21,383
UIE PLC	519	24,978
Vestjysk Bank A/S	16,999	12,128
Zealand Pharma A/S (A)	219	15,223
Finland 2.8%		3,433,018
Aktia Bank OYJ	1,934	21,016
Aspo OYJ	3,641	21,742
Atria OYJ	813	11,681
Bittium OYJ	1,254	9,942
Citycon OYJ (A)	3,663	15,582
Digia OYJ	1,325	10,845
Elisa OYJ	5,635	297,085
Enento Group OYJ (D)	625	12,061
EQ OYJ	1,165	14,078
Fiskars OYJ ABP	1,266	20,832
F-Secure OYJ	5,513	12,329
Gofore OYJ	549	11,507
Harvia OYJ	732	39,964
Hiab OYJ	1,496	80,566
Huhtamaki OYJ	3,727	137,644
Incap OYJ (A)	895	10,996
Kalmar OYJ, B Shares	1,300	45,850
Kamux Corp. (C)	3,008	6,755
Kemira OYJ	4,428	97,365
Kesko OYJ, A Shares	3,169	75,038
Kesko OYJ, B Shares	10,859	262,608
Kojamo OYJ (A)	5,487	65,864
Konecranes OYJ	2,624	205,020
Lassila & Tikanoja OYJ	1,292	13,587
Lindex Group OYJ (A)	4,574	14,542
Mandatum OYJ	18,099	106,367
Marimekko OYJ	1,190	18,084
Metsa Board OYJ, A Shares	1,067	6,692
Metsa Board OYJ, B Shares	6,200	22,910
Metso OYJ	13,229	160,097
Nokian Renkaat OYJ (C)	4,775	35,595
Olvi OYJ, A Shares	660	26,123
Oriola OYJ, B Shares	8,937	11,183
Orion OYJ, Class A	978	65,518
Orion OYJ, Class B	4,234	287,263
Outokumpu OYJ (C)	13,406	51,924
Pihlajalinna OYJ	739	12,251
Ponsse OYJ	508	17,226
Puuilo OYJ	3,154	46,652
QT Group OYJ (A)	787	52,788
Raisio OYJ, V Shares	3,510	9,767
Revenio Group OYJ	778	23,808
Sampo OYJ, A Shares	24,613	264,097
Sanoma OYJ	3,506	37,987
Scanfil OYJ	1,153	11,011
Stora Enso OYJ, R Shares	21,767	220,102
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Finland (continued)
Taaleri OYJ	614	$4,992
Talenom OYJ	1,935	8,269
Terveystalo OYJ (D)	4,077	56,016
TietoEVRY OYJ	4,132	75,390
Tokmanni Group Corp.	1,793	22,492
Vaisala OYJ, A Shares	951	53,982
Valmet OYJ	5,529	180,657
WithSecure OYJ (A)	9,477	11,144
YIT OYJ (A)	5,888	18,132
France 5.1%		6,347,332
74Software SA (A)(C)	2,056	89,572
AKWEL SADIR	2,482	21,109
Alstom SA (A)	5,892	133,191
Altamir	3,169	101,481
Alten SA	1,415	117,430
Arkema SA	2,538	181,354
Assystem SA	283	13,331
Aubay	300	17,373
Ayvens SA (D)	6,972	70,846
Bastide le Confort Medical (A)	227	6,908
Beneteau SACA (C)	2,128	20,387
Bonduelle SCA	643	6,027
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	121	8,383
Catana Group	1,562	6,123
CBo Territoria	3,063	13,181
Cegedim SA (A)	1,554	20,092
Cie des Alpes	752	15,590
Clariane SE (A)	5,266	22,580
Coface SA	4,782	89,453
Derichebourg SA	4,516	30,897
Edenred SE	3,862	120,648
Ekinops SAS (A)	3,234	14,082
Electricite de Strasbourg SA	131	21,122
Elior Group SA (A)(D)	4,276	15,119
Elis SA	10,787	293,619
Equasens	198	11,135
Eramet SA (C)	393	23,139
Esso SA Francaise	133	20,444
Etablissements Maurel et Prom SA	3,197	17,371
Eurazeo SE	1,804	126,156
Eutelsat Communications SACA (A)(C)	5,665	21,097
FDJ UNITED (D)	4,906	180,045
Fnac Darty SA	529	18,253
Forvia SE	6,391	60,039
Gaumont SA (A)	282	27,576
Gaztransport Et Technigaz SA	1,670	310,332
Getlink SE	7,815	149,483
GL Events SACA	361	10,303
Groupe Crit SA	694	54,234
Guerbet	181	4,142
ID Logistics Group SACA (A)	156	74,311
Imerys SA	1,696	56,498
Infotel SA	553	26,189
Interparfums SA	421	18,010
Ipsen SA	401	47,214
IPSOS SA	1,608	82,035
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	13

	Shares	Value
France (continued)
Jacquet Metals SACA	422	$10,857
JCDecaux SE	4,402	75,558
Kaufman & Broad SA	641	24,402
LISI SA	824	30,603
LNA Sante SA	534	14,613
Maisons du Monde SA (D)	4,620	13,109
Manitou BF SA	505	12,014
Mersen SA	1,018	23,645
Metropole Television SA	1,339	18,860
Nexans SA	1,546	177,831
Nexity SA (A)(C)	1,740	19,788
NRJ Group	1,558	13,518
Oeneo SA	1,270	13,588
Opmobility	2,771	33,814
Pierre Et Vacances SA (A)	8,528	13,870
Pluxee NV	5,981	134,437
Quadient SA	1,344	25,120
Remy Cointreau SA	1,241	66,496
Rexel SA	9,810	275,549
Robertet SA	23	22,679
Rubis SCA	3,497	113,857
Samse SACA	79	13,724
Savencia SA	323	26,038
SCOR SE	6,645	219,379
SEB SA	1,199	118,952
Seche Environnement SACA	137	15,215
SMCP SA (A)(D)	1,529	7,312
Societe BIC SA	1,067	65,911
Societe LDC SADIR	228	21,748
Sodexo SA	825	56,976
SOITEC (A)	1,362	67,165
Sopra Steria Group	686	147,905
SPIE SA	6,620	336,513
Stef SA	135	19,560
Technip Energies NV	6,065	229,567
Teleperformance SE	2,359	238,428
Television Francaise 1 SA	1,676	16,207
TFF Group (C)	371	9,601
Thermador Groupe	195	15,055
Tikehau Capital SCA (C)	1,912	41,694
Trigano SA (C)	391	57,277
Ubisoft Entertainment SA (A)	4,131	47,317
Valeo SE	9,633	101,456
Vallourec SACA	7,756	131,308
Verallia SA (D)	3,515	111,590
Vetoquinol SA	212	18,054
Vicat SACA	657	42,747
VIEL & Cie SA	518	9,410
Virbac SACA	99	37,431
Viridien (A)	305	19,198
Vivendi SE (A)	31,784	107,257
Voltalia SA (A)(C)	1,419	14,214
Wavestone (C)	259	15,004
Worldline SA (A)(D)	7,752	46,007
Georgia 0.1%		152,109
Georgia Capital PLC (A)	1,414	35,687
14	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Georgia (continued)
TBC Bank Group PLC	1,933	$116,422
Germany 5.6%		6,857,396
1&1 AG (C)	1,760	36,481
7C Solarparken AG	6,787	15,391
Adesso SE	198	19,750
Adtran Networks SE	973	22,763
AIXTRON SE	2,336	32,282
All for One Group SE	143	9,255
Allgeier SE	502	10,031
AlzChem Group AG	275	38,943
Amadeus Fire AG (C)	275	23,331
Atoss Software SE	489	72,148
Aurubis AG (C)	1,457	128,104
Auto1 Group SE (A)(D)	1,631	43,733
Basler AG (A)(C)	2,842	29,798
Bechtle AG	3,962	173,003
Bijou Brigitte AG	317	16,062
Bilfinger SE	1,310	115,914
Borussia Dortmund GmbH & Company KGaA	2,982	12,919
BRANICKS Group AG (A)(C)	5,103	10,394
Brenntag SE	1,977	133,987
CANCOM SE	1,245	39,826
Carl Zeiss Meditec AG, Bearer Shares	419	27,102
CECONOMY AG (A)	6,917	20,865
CENIT AG	725	7,304
Cewe Stiftung & Company KGAA	239	27,105
CTS Eventim AG & Company KGaA	1,192	144,585
Data Modul AG	285	7,571
Dermapharm Holding SE	855	34,026
Deutsche Beteiligungs AG	649	18,681
Deutsche EuroShop AG	677	15,195
Deutsche Pfandbriefbank AG (A)(D)	6,733	44,029
Deutsche Wohnen SE	1,545	40,202
Deutz AG	6,014	50,493
Dr. Hoenle AG (A)	554	6,321
Draegerwerk AG & Company KGaA	595	37,305
Duerr AG	2,623	68,306
DWS Group GmbH & Company KGaA (D)	896	50,327
Eckert & Ziegler SE	746	52,404
Elmos Semiconductor SE	349	26,854
ElringKlinger AG	1,961	10,110
Energiekontor AG	367	17,802
Fielmann Group AG	1,235	78,551
flatexDEGIRO AG	4,113	114,314
Fraport AG Frankfurt Airport Services Worldwide (A)	1,684	116,921
Freenet AG	6,027	199,079
Friedrich Vorwerk Group SE	335	23,148
FUCHS SE	1,207	45,940
GEA Group AG	3,351	224,438
Gerresheimer AG	1,643	118,221
Gesco SE	619	12,658
GFT Technologies SE	929	25,381
GRENKE AG	1,108	17,516
Hawesko Holding SE	828	23,952
Heidelberger Druckmaschinen AG (A)	11,145	18,367
HelloFresh SE (A)	7,160	84,994
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	15

	Shares	Value
Germany (continued)
Hensoldt AG	3,105	$324,923
Hornbach Holding AG & Company KGaA	468	47,240
HUGO BOSS AG	2,218	102,773
Indus Holding AG	1,023	25,503
Init Innovation in Traffic Systems SE	283	12,730
Instone Real Estate Group SE (D)	2,798	28,559
IVU Traffic Technologies AG	693	14,211
Jenoptik AG	2,545	55,918
JOST Werke SE (D)	564	32,593
K+S AG	8,088	147,298
KION Group AG	3,283	152,848
Kloeckner & Company SE	974	6,952
Knaus Tabbert AG (C)	265	4,013
Krones AG	687	108,209
KSB SE & Company KGaA	42	40,306
KWS Saat SE & Company KGaA	476	30,703
LANXESS AG	4,029	124,589
LEG Immobilien SE	3,589	304,726
Leifheit AG	762	17,637
Medios AG (A)	856	11,379
MLP SE	3,734	34,619
Mutares SE & Company KGaA	642	24,060
Nagarro SE (A)(C)	367	24,230
Nordex SE (A)	6,049	122,807
Norma Group SE	1,569	22,099
PATRIZIA SE	2,172	20,286
Pfeiffer Vacuum Technology AG	32	5,799
ProCredit Holding AG	813	9,698
ProSiebenSat.1 Media SE	6,424	51,632
Puma SE	4,815	124,928
PVA TePla AG (A)(C)	1,166	22,527
q.beyond AG (A)	10,199	10,307
Rational AG	140	115,112
SAF-Holland SE	2,270	42,061
Salzgitter AG	1,262	30,113
Schaeffler AG	7,963	38,338
Scout24 SE (D)	150	20,438
Secunet Security Networks AG	82	19,108
SFC Energy AG, Bearer Shares (A)(C)	541	13,430
SGL Carbon SE (A)(C)	2,882	12,067
Siltronic AG	736	30,273
Sixt SE	628	59,617
SMA Solar Technology AG (A)	757	16,776
Stabilus SE	1,163	33,777
STRATEC SE	407	13,029
Stroeer SE & Company KGaA	1,697	98,306
Suedzucker AG	2,861	36,619
SUSS MicroTec SE	937	40,746
TAG Immobilien AG	8,812	148,960
Takkt AG	1,300	10,352
TeamViewer SE (A)(D)	7,205	84,022
Technotrans SE	1,617	34,814
thyssenkrupp AG	24,064	234,342
TUI AG (A)	17,808	148,912
TUI AG (London Stock Exchange) (A)	4,460	37,262
United Internet AG	3,543	92,382
16	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Germany (continued)
Verbio SE (C)	819	$8,687
Vossloh AG	440	38,323
Wacker Chemie AG (C)	877	62,427
Wacker Neuson SE	1,470	37,311
Washtec AG	2,677	122,665
Westwing Group SE (A)	1,056	9,542
Wuestenrot & Wuerttembergische AG	1,008	15,863
Zalando SE (A)(D)	7,941	283,729
Zeal Network SE	146	7,709
Greece 0.0%		9,992
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (A)(B)	1,810	38
Okeanis Eco Tankers Corp. (C)(D)	427	9,954
TT Hellenic Postbank SA (A)(B)	20,725	0
Greenland 0.0%		27,366
GronlandsBANKEN A/S	235	27,366
Hong Kong 1.5%		1,813,253
3D-Gold Jewellery Holdings, Ltd. (A)(B)	310,000	0
Aeon Credit Service Asia Company, Ltd.	10,000	8,095
Bright Smart Securities & Commodities Group, Ltd.	26,000	24,013
Brightoil Petroleum Holdings, Ltd. (A)(B)	563,000	0
Build King Holdings, Ltd.	50,000	6,504
Burwill Holdings, Ltd. (A)(B)	1,216,000	0
Cafe de Coral Holdings, Ltd.	12,000	10,639
China Motor Bus Company, Ltd.	1,800	12,365
China Solar Energy Holdings, Ltd. (A)(B)	127,000	0
China Star Entertainment, Ltd. (A)	488,000	88,765
Chinese Estates Holdings, Ltd.	50,000	8,324
Chow Sang Sang Holdings International, Ltd.	8,000	8,144
CITIC Telecom International Holdings, Ltd.	63,000	18,222
Convoy Global Holdings, Ltd. (A)(B)	630,000	0
Cowell e Holdings, Inc. (A)(C)	9,000	25,563
Crystal International Group, Ltd. (D)	24,000	15,231
CSC Holdings, Ltd. (A)	4,597,500	12,265
CTF Services, Ltd.	36,000	33,353
Dah Sing Banking Group, Ltd.	13,248	15,002
Dah Sing Financial Holdings, Ltd.	6,344	23,710
DFI Retail Group Holdings, Ltd.	11,000	30,298
Dickson Concepts International, Ltd.	15,000	13,237
DMX Technologies Group, Ltd. (A)(B)	34,000	0
Eagle Nice International Holdings, Ltd.	46,000	22,053
EcoGreen International Group, Ltd. (A)(B)	76,000	16,574
EganaGoldpfeil Holdings, Ltd. (A)(B)	131,750	0
Emperor Watch & Jewellery, Ltd.	340,000	19,910
Fairwood Holdings, Ltd.	30,500	19,746
Far East Consortium International, Ltd.	125,275	15,020
First Pacific Company, Ltd.	88,000	60,414
FSE Lifestyle Services, Ltd.	13,000	9,213
Genting Hong Kong, Ltd. (A)(B)	550,000	1
Giordano International, Ltd.	43,708	8,081
Glorious Sun Enterprises, Ltd.	146,000	22,880
Gold-Finance Holdings, Ltd. (A)(B)	214,000	0
Good Resources Holdings, Ltd. (A)(B)	270,000	0
GR Life Style Company, Ltd. (A)	184,000	16,031
Great Eagle Holdings, Ltd.	9,874	17,426
G-Resources Group, Ltd.	25,080	26,790
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	17

	Shares	Value
Hong Kong (continued)
Guotai Junan International Holdings, Ltd.	107,600	$15,825
Hang Lung Group, Ltd.	28,000	40,156
Hang Lung Properties, Ltd.	67,522	53,176
HKR International, Ltd. (A)	101,040	11,653
Hong Kong Ferry Holdings Company, Ltd.	21,000	11,733
Hong Kong Technology Venture Company, Ltd., ADR	1,717	6,301
Hsin Chong Group Holdings, Ltd. (A)(B)	736,000	0
Hutchison Port Holdings Trust	141,500	22,469
Hysan Development Company, Ltd.	21,000	34,504
Johnson Electric Holdings, Ltd.	12,710	33,897
Kerry Properties, Ltd.	21,000	50,347
KLN Logistics Group, Ltd.	14,500	14,494
Kowloon Development Company, Ltd.	28,048	11,001
Lerthai Group, Ltd. (A)(B)	18,000	2,043
Luk Fook Holdings International, Ltd.	11,000	25,425
Man Wah Holdings, Ltd.	60,000	31,717
Melco International Development, Ltd. (A)	16,000	6,800
MH Development, Ltd. (A)(B)	124,000	0
Miramar Hotel & Investment	23,000	28,611
National United Resources Holdings, Ltd. (A)	109,000	627
New World Development Company, Ltd. (A)(C)	47,000	28,572
Nissin Foods Company, Ltd. (C)	8,000	7,076
Oriental Watch Holdings	16,378	7,455
Pacific Andes International Holdings, Ltd. (A)(B)	2,171,305	0
Pacific Basin Shipping, Ltd.	178,000	43,873
Pacific Textiles Holdings, Ltd.	38,000	6,189
Paradise Entertainment, Ltd.	24,000	5,634
PC Partner Group, Ltd.	8,000	6,560
PCCW, Ltd.	48,000	31,939
Peace Mark Holdings, Ltd. (A)(B)	180,000	0
Perfect Medical Health Management, Ltd.	15,000	4,491
Pico Far East Holdings, Ltd.	56,000	14,912
Plover Bay Technologies, Ltd.	16,000	12,070
Public Financial Holdings, Ltd. (A)	126,000	20,178
Sa Sa International Holdings, Ltd.	72,000	5,763
Shangri-La Asia, Ltd.	50,000	27,990
Shun Tak Holdings, Ltd. (A)	129,250	9,711
SJM Holdings, Ltd. (A)(C)	113,000	33,360
Solomon Systech International, Ltd. (A)	94,000	4,945
Soundwill Holdings, Ltd. (A)	24,500	17,429
Stella International Holdings, Ltd.	21,500	38,355
Sun Hung Kai & Company, Ltd.	69,318	26,851
SUNeVision Holdings, Ltd.	25,000	21,387
TAI Cheung Holdings, Ltd.	34,000	13,864
Television Broadcasts, Ltd. (A)	15,200	6,200
Texwinca Holdings, Ltd.	224,000	18,257
The Bank of East Asia, Ltd.	32,247	45,366
Theme International Holdings, Ltd. (A)	170,000	10,490
Town Health International Medical Group, Ltd.	308,000	9,184
Tradelink Electronic Commerce, Ltd.	162,000	18,999
Transport International Holdings, Ltd.	14,231	16,530
United Laboratories International Holdings, Ltd.	38,500	71,603
Up Energy Development Group, Ltd. (A)(B)	898,000	1,477
Upbest Group, Ltd.	8,000	702
Value Partners Group, Ltd.	41,000	7,336
Valuetronics Holdings, Ltd.	11,350	6,193
18	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Vitasoy International Holdings, Ltd.	28,000	$32,373
Vobile Group, Ltd. (A)(C)	36,000	16,543
VSTECS Holdings, Ltd.	26,400	20,979
VTech Holdings, Ltd.	6,000	39,877
Xinyi Glass Holdings, Ltd. (C)	29,700	28,195
Yue Yuen Industrial Holdings, Ltd.	29,000	43,571
Yunfeng Financial Group, Ltd. (A)	46,000	10,236
Zhaobangji Lifestyle Holdings, Ltd. (A)	632,000	11,890
Ireland 0.5%		678,135
Bank of Ireland Group PLC	1,578	21,664
C&C Group PLC	17,044	37,031
Cairn Homes PLC	25,373	62,960
COSMO Pharmaceuticals NV	349	24,177
Dalata Hotel Group PLC	7,258	47,385
DCC PLC	1,086	67,892
FBD Holdings PLC	1,674	24,772
Glanbia PLC	7,562	110,017
Glenveagh Properties PLC (A)(D)	22,204	45,325
Grafton Group PLC, CHESS Depositary Interest	7,687	104,827
Greencore Group PLC	20,317	61,193
Hostelworld Group PLC (A)(D)	12,270	19,931
Irish Continental Group PLC	5,579	33,196
Permanent TSB Group Holdings PLC (A)	8,840	17,765
Isle of Man 0.0%		47,897
Playtech PLC	11,197	47,897
Israel 1.3%		1,553,242
Adgar Investment and Development, Ltd. (A)	21,013	27,572
Afcon Holdings, Ltd.	208	9,483
Africa Israel Residences, Ltd.	269	17,265
Airport City, Ltd. (A)	1	8
Allot, Ltd. (A)	1,502	12,533
Alrov Properties and Lodgings, Ltd. (A)	959	52,292
Arad, Ltd.	2,244	34,172
Ashdod Refinery, Ltd. (A)	1	14
Ashtrom Group, Ltd.	1	9
Atreyu Capital Markets, Ltd.	323	7,698
Aura Investments, Ltd.	802	3,970
Azorim-Investment Development & Construction Company, Ltd.	3,189	15,496
Blue Square Real Estate, Ltd.	249	23,986
Cellcom Israel, Ltd. (A)	4,033	28,873
Compugen, Ltd. (A)	8,996	13,073
Danel Adir Yeoshua, Ltd.	218	25,135
Danya Cebus, Ltd.	399	12,200
Delek Automotive Systems, Ltd. (A)	2,027	15,672
Delta Galil, Ltd.	335	16,928
Delta Israel Brands, Ltd.	310	7,443
Direct Finance of Direct Group 2006, Ltd.	82	12,299
Doral Group Renewable Energy Resources, Ltd. (A)	3,667	15,039
Duniec Brothers, Ltd.	296	16,972
Electra Consumer Products 1970, Ltd.	559	16,146
Energix-Renewable Energies, Ltd.	1	2
Equital, Ltd. (A)	399	14,961
First International Bank of Israel, Ltd.	1	38
FMS Enterprises Migun, Ltd.	216	10,487
Formula Systems 1985, Ltd.	56	5,975
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	19

	Shares	Value
Israel (continued)
Fox Wizel, Ltd.	361	$30,571
Gilat Satellite Networks, Ltd. (A)	2,597	14,759
Globrands, Ltd.	85	13,405
Hamat Group, Ltd. (A)	3,347	14,126
IDI Insurance Company, Ltd.	385	21,423
IES Holdings, Ltd. (A)	554	36,855
Inrom Construction Industries, Ltd.	3,942	19,753
Isracard, Ltd.	6,687	31,547
Isras Investment Company, Ltd.	35	8,137
Issta, Ltd.	393	10,687
Kardan Real Estate Enterprise & Development, Ltd.	8,936	13,982
Kerur Holdings, Ltd.	826	18,652
Klil Industries, Ltd.	212	12,169
Kvutzat Acro, Ltd.	1,237	16,530
Land Development Nimrodi Group, Ltd.	1,196	10,553
Lapidoth Capital, Ltd.	684	12,641
M Yochananof & Sons, Ltd.	170	13,072
Magic Software Enterprises, Ltd.	927	14,894
Malam - Team, Ltd. (A)	219	5,325
Maytronics, Ltd.	1,544	2,086
Mediterranean Towers, Ltd.	3,827	11,998
Mega Or Holdings, Ltd.	904	34,178
Meitav Investment House, Ltd.	1,418	24,070
Menif - Financial Services, Ltd.	1,196	7,343
Mivne Real Estate KD, Ltd.	1	2
Mivtach Shamir Holdings, Ltd.	212	16,588
Mizrahi Tefahot Bank, Ltd.	1	39
Nawi Group, Ltd.	2,899	51,914
Neto Malinda Trading, Ltd.	481	16,665
Nexxen International, Ltd. (A)	9,371	108,891
Novolog, Ltd.	46,117	18,039
Oil Refineries, Ltd.	98,046	25,253
One Software Technologies, Ltd.	403	8,966
OY Nofar Energy, Ltd. (A)	870	22,494
Palram Industries 1990, Ltd.	428	9,876
Partner Communications Company, Ltd.	5,381	37,124
Paz Retail and Energy, Ltd.	1	129
Perion Network, Ltd. (A)	1,681	17,959
Plus500, Ltd.	3,378	155,093
Polyram Plastic Industries, Ltd.	3,900	12,157
Prashkovsky Investments and Construction, Ltd.	339	8,298
Priortech, Ltd. (A)	416	18,454
Qualitau, Ltd.	131	10,994
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	371	31,079
Retailors, Ltd.	642	11,295
Scope Metals Group, Ltd. (A)	292	11,551
Shikun & Binui Soltec Renewable Energy (A)	14,902	10,929
Shikun & Binui, Ltd. (A)	1	2
Summit Real Estate Holdings, Ltd.	1,388	21,154
Tadiran Group, Ltd.	163	7,145
Tamar Petroleum, Ltd. (D)	1,656	16,967
Tel Aviv Stock Exchange, Ltd.	1,746	28,774
Telsys, Ltd.	142	8,896
Tower Semiconductor, Ltd. (A)	1	26
Veridis Environment, Ltd. (A)	1,982	13,046
Victory Supermarket Chain, Ltd.	2,130	28,982
20	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Israel (continued)
YD More Investments, Ltd.	1,622	$9,964
Italy 3.9%		4,827,719
A2A SpA	71,181	184,820
ACEA SpA	1,991	47,980
Amplifon SpA	5,720	131,484
Ariston Holding NV (A)	5,649	30,701
Arnoldo Mondadori Editore SpA	6,646	16,250
Ascopiave SpA	2,726	9,614
Avio SpA	629	15,238
Azimut Holding SpA	5,158	150,688
Banca Generali SpA	2,699	157,506
Banca IFIS SpA	1,120	29,476
Banca Monte dei Paschi di Siena SpA (C)	21,808	180,238
Banca Popolare di Sondrio SpA	17,675	238,543
Banca Profilo SpA (C)	39,986	8,038
Banca Sistema SpA (A)(D)	3,020	5,961
Banco di Desio e della Brianza SpA	1,690	15,082
BFF Bank SpA (A)(D)	7,984	82,414
BPER Banca SpA	8,617	76,542
Brembo NV	7,042	64,448
Brunello Cucinelli SpA	1,561	192,379
Buzzi SpA	1,853	95,332
Cairo Communication SpA (A)	3,471	12,296
Carel Industries SpA (D)	553	12,997
Cembre SpA	261	16,518
Cementir Holding NV	2,330	36,910
CIR SpA-Compagnie Industriali (A)	19,890	13,839
Credito Emiliano SpA	3,688	50,681
Danieli & C Officine Meccaniche SpA (C)	467	19,057
Danieli & C Officine Meccaniche SpA, Savings Shares	1,630	52,181
De’Longhi SpA	843	27,561
doValue SpA (A)(C)(D)	7,564	20,039
Emak SpA	21,737	22,955
Enav SpA (D)	11,900	56,966
ERG SpA	2,070	43,775
Esprinet SpA	1,505	6,767
Ferretti SpA (C)	4,844	15,746
Fila SpA	1,509	16,440
Fincantieri SpA (A)	4,620	82,574
FNM SpA	11,718	5,860
Garofalo Health Care SpA	4,839	28,686
Gefran SpA	1,600	19,355
Hera SpA	36,782	182,798
Intercos SpA	1,990	32,298
Interpump Group SpA	1,695	66,112
Iren SpA	28,639	89,171
Italgas SpA (C)	21,863	179,867
Italmobiliare SpA	604	18,308
Iveco Group NV	8,098	161,254
Lottomatica Group SpA	4,211	110,801
LU-VE SpA	469	16,277
Maire SpA	7,328	93,595
MARR SpA	1,316	14,285
MFE-MediaForEurope NV, Class A	8,624	31,713
MFE-MediaForEurope NV, Class B	2,238	10,772
Moltiply Group SpA	744	41,483
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	21

	Shares	Value
Italy (continued)
NewPrinces SpA (A)	878	$18,168
Nexi SpA (D)	21,539	129,601
Orsero SpA	433	6,931
OVS SpA (D)	6,762	29,005
Pharmanutra SpA	179	10,159
Piaggio & C SpA (C)	6,937	14,324
Pirelli & C. SpA (D)	17,972	128,705
RAI Way SpA (D)	4,826	32,343
Reply SpA	1,064	179,468
Sabaf SpA	2,646	44,623
Safilo Group SpA (A)	6,738	6,865
Saipem SpA	57,708	143,114
Salvatore Ferragamo SpA (A)(C)	2,723	17,700
Sanlorenzo SpA	728	25,198
Sesa SpA	372	34,556
Sogefi SpA	3,211	7,980
SOL SpA	1,890	98,278
Tamburi Investment Partners SpA	4,244	38,799
Technogym SpA (D)	5,979	81,008
Telecom Italia SpA (A)	719,467	307,783
The Italian Sea Group SpA	991	6,374
TXT e-solutions SpA	328	13,238
Unipol Assicurazioni SpA	324	6,341
Webuild SpA	22,930	93,551
Wiit SpA	390	7,598
Zignago Vetro SpA	353	3,338
Japan 22.4%		27,583,618
&Do Holdings Company, Ltd.	700	6,123
A&D HOLON Holdings Company, Ltd.	1,200	16,696
Achilles Corp.	3,200	27,630
Adastria Company, Ltd.	1,340	26,020
ADEKA Corp.	3,591	66,227
Ad-sol Nissin Corp.	1,200	9,137
Advan Group Company, Ltd.	4,300	24,609
AEON Financial Service Company, Ltd.	4,700	42,726
Aeon Hokkaido Corp.	2,200	13,480
Ahresty Corp.	1,500	7,473
Ai Holdings Corp.	1,600	25,529
Aica Kogyo Company, Ltd.	2,500	63,060
Aichi Corp.	1,000	9,534
Aichi Financial Group, Inc.	1,190	21,309
Aichi Steel Corp.	400	20,698
Aida Engineering, Ltd.	1,900	12,399
Aiful Corp.	13,600	37,542
Ain Holdings, Inc.	1,300	50,770
Ainavo Holdings Company, Ltd.	3,500	16,538
Aiphone Company, Ltd.	300	5,507
Airman Corp.	1,000	13,613
Aisan Industry Company, Ltd.	1,600	20,511
AIT Corp.	500	6,048
Ajis Company, Ltd.	300	5,688
Akatsuki, Inc.	500	10,050
Akebono Brake Industry Company, Ltd. (A)	10,000	7,040
Albis Company, Ltd.	1,200	25,332
Alconix Corp.	1,300	15,315
Alinco, Inc.	1,700	11,860
22	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Alleanza Holdings Company, Ltd.	900	$6,403
Alpen Company, Ltd.	900	14,588
Alpha Systems, Inc.	500	11,744
Alps Alpine Company, Ltd.	8,700	83,311
Altech Corp.	630	12,086
Amano Corp.	2,700	79,594
Amiyaki Tei Company, Ltd.	700	7,096
Amvis Holdings, Inc.	2,200	6,907
Anabuki Kosan, Inc.	600	8,961
Anest Iwata Corp.	1,500	14,661
AnGes, Inc. (A)	6,300	2,925
Anicom Holdings, Inc.	2,900	13,680
Anycolor, Inc.	1,100	29,973
AOKI Holdings, Inc.	1,900	19,810
Aoyama Trading Company, Ltd.	2,000	30,229
Aoyama Zaisan Networks Company, Ltd.	1,000	12,579
Aozora Bank, Ltd.	4,600	66,995
Arakawa Chemical Industries, Ltd.	2,700	20,859
Arata Corp.	1,100	23,105
Araya Industrial Company, Ltd.	200	6,487
ARCLANDS Corp.	1,911	22,659
Arcs Company, Ltd.	1,684	33,449
ARE Holdings, Inc.	3,800	47,327
Arealink Company, Ltd.	1,000	14,814
Argo Graphics, Inc.	800	28,072
Arisawa Manufacturing Company, Ltd.	1,700	16,723
Artience Company, Ltd.	1,500	30,939
Artnature, Inc.	3,700	18,921
As One Corp.	2,900	44,788
Asahi Company, Ltd.	700	6,602
Asahi Diamond Industrial Company, Ltd.	2,000	10,136
Asahi Intelligence Service Company, Ltd.	1,200	8,805
Asahi Kogyosha Company, Ltd.	700	10,652
Asahi Net, Inc.	1,900	8,916
Asahi Yukizai Corp.	500	13,519
Asanuma Corp.	2,700	13,788
Asax Company, Ltd.	2,700	12,994
Asia Pile Holdings Corp.	1,500	9,797
ASKA Pharmaceutical Holdings Company, Ltd.	700	11,339
ASKUL Corp.	2,800	30,060
Astena Holdings Company, Ltd.	2,900	9,472
Aucnet, Inc.	1,800	19,240
Autobacs Seven Company, Ltd.	3,300	33,134
Avant Group Corp.	1,300	13,845
Avex, Inc.	1,300	11,447
Axial Retailing, Inc.	2,900	22,977
Axyz Company, Ltd.	500	11,106
AZ-COM MARUWA Holdings, Inc.	2,800	20,625
AZOOM Company, Ltd.	100	5,799
Bando Chemical Industries, Ltd.	1,400	15,739
Bank of the Ryukyus, Ltd.	2,000	16,102
Beauty Garage, Inc.	400	4,422
Belc Company, Ltd.	500	24,502
Bell System24 Holdings, Inc.	1,300	11,245
Belluna Company, Ltd.	1,500	9,188
Bic Camera, Inc.	4,700	48,888
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	23

	Shares	Value
Japan (continued)
BML, Inc.	1,000	$20,800
Bourbon Corp.	2,000	37,195
Br. Holdings Corp.	9,900	22,409
BRONCO BILLY Company, Ltd.	500	12,810
Bull-Dog Sauce Company, Ltd.	500	6,078
Bunka Shutter Company, Ltd.	2,500	37,131
Business Brain Showa-Ota, Inc.	400	7,118
Business Engineering Corp.	300	10,011
C Uyemura & Company, Ltd.	600	38,167
CAC Holdings Corp.	400	5,736
Canon Electronics, Inc.	700	13,369
Carenet, Inc.	1,900	9,082
Carlit Company, Ltd.	1,000	8,000
Cawachi, Ltd.	500	9,758
Celsys, Inc.	900	9,004
Central Automotive Products, Ltd.	2,100	25,766
Central Glass Company, Ltd.	786	15,848
Central Security Patrols Company, Ltd.	600	10,338
Central Sports Company, Ltd.	1,000	16,752
Change Holdings, Inc. (C)	1,500	12,387
Charm Care Corp. KK	1,100	9,959
Chiyoda Integre Company, Ltd.	2,100	39,666
Chofu Seisakusho Company, Ltd.	900	11,410
Chori Company, Ltd.	400	10,627
Chubu Shiryo Company, Ltd.	700	7,420
Chudenko Corp.	1,100	25,435
Chugai Ro Company, Ltd.	200	4,841
Chugin Financial Group, Inc.	6,500	78,554
Chugoku Marine Paints, Ltd.	1,800	27,688
Chuo Spring Company, Ltd.	600	6,783
Chuo Warehouse Company, Ltd.	700	6,652
Citizen Watch Company, Ltd.	9,200	55,087
CKD Corp.	2,700	43,070
CK-San-Etsu Company, Ltd.	300	7,524
Cleanup Corp.	4,000	18,548
CMK Corp.	3,600	8,413
COLOPL, Inc.	3,900	14,031
Colowide Company, Ltd.	4,400	55,384
Computer Engineering & Consulting, Ltd.	1,400	22,266
Comture Corp.	1,200	14,354
Core Corp.	1,600	20,725
Corona Corp.	3,300	20,540
Cosel Company, Ltd.	1,500	11,434
Cota Company, Ltd.	1,001	10,045
Cover Corp. (A)	1,500	21,457
Create Restaurants Holdings, Inc.	5,900	57,295
Create SD Holdings Company, Ltd.	1,200	26,332
CTI Engineering Company, Ltd.	1,000	17,795
CTS Company, Ltd.	1,200	6,669
Curves Holdings Company, Ltd.	2,400	11,349
Cyber Security Cloud, Inc. (A)	400	5,469
Cybozu, Inc.	1,300	28,315
Dai Nippon Toryo Company, Ltd.	1,000	8,157
Daicel Corp.	5,300	45,193
Dai-Dan Company, Ltd.	1,300	37,551
Daido Steel Company, Ltd.	6,000	40,541
24	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Daiei Kankyo Company, Ltd.	1,400	$29,456
Daihatsu Infinearth Manufacturing Company, Ltd.	600	7,764
Daihen Corp.	100	4,205
Daiho Corp.	2,000	11,495
Dai-Ichi Cutter Kogyo KK	1,200	11,142
Daiichi Jitsugyo Company, Ltd.	800	12,349
Daiichi Kensetsu Corp.	400	8,049
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	2,500	11,459
Daiichikosho Company, Ltd.	3,400	36,903
Daiken Medical Company, Ltd.	2,900	8,870
Daikoku Denki Company, Ltd.	500	7,343
Daikokutenbussan Company, Ltd. (C)	200	10,575
Daikyonishikawa Corp.	1,200	5,360
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	500	10,826
Daio Paper Corp.	4,100	23,635
Daiseki Company, Ltd.	2,080	50,838
Daiseki Eco. Solution Company, Ltd.	600	4,539
Daishi Hokuetsu Financial Group, Inc.	3,200	73,578
Daito Pharmaceutical Company, Ltd.	1,390	9,495
Daitron Company, Ltd.	400	10,299
Daiwa Industries, Ltd.	1,300	14,897
Daiwabo Holdings Company, Ltd.	3,700	62,333
DCM Holdings Company, Ltd.	4,520	41,219
Dear Life Company, Ltd.	1,100	8,704
Demae-Can Company, Ltd. (A)	4,200	6,987
DeNA Company, Ltd.	1,400	26,998
Denka Company, Ltd.	3,600	51,245
Densan System Holdings Company, Ltd.	300	5,230
Dentsu Soken, Inc.	300	14,139
Denyo Company, Ltd.	700	13,026
Dexerials Corp.	5,300	77,083
DIC Corp.	3,400	70,044
Digital Arts, Inc.	400	20,139
Digital Information Technologies Corp.	400	6,899
Dip Corp.	1,700	26,385
DKK Company, Ltd.	400	5,245
DKS Company, Ltd.	400	9,802
DMG Mori Company, Ltd.	2,200	47,009
Doshisha Company, Ltd.	900	14,331
Doutor Nichires Holdings Company, Ltd.	1,393	25,499
Dowa Holdings Company, Ltd.	2,300	72,741
DTS Corp.	1,600	54,869
Duskin Company, Ltd.	400	10,407
DyDo Group Holdings, Inc.	700	13,016
Eagle Industry Company, Ltd.	1,000	13,297
Ebara Foods Industry, Inc.	800	14,251
Ebara Jitsugyo Company, Ltd.	300	7,240
Ebase Company, Ltd.	1,900	6,681
Eco’s Company, Ltd.	400	6,638
EDION Corp.	3,500	46,294
eGuarantee, Inc.	1,700	18,657
Eizo Corp.	1,400	20,070
Elecom Company, Ltd.	2,100	24,859
EM Systems Company, Ltd.	1,800	9,439
en-japan, Inc.	1,500	17,881
Enplas Corp.	200	5,309
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	25

	Shares	Value
Japan (continued)
Entrust, Inc.	1,800	$11,198
ES-Con Japan, Ltd.	2,100	14,349
ESPEC Corp.	800	15,423
Exedy Corp.	1,300	38,757
EXEO Group, Inc.	9,100	115,980
Ezaki Glico Company, Ltd.	1,400	44,982
F&M Company, Ltd.	600	10,546
FALCO HOLDINGS Company, Ltd.	1,200	19,212
FCC Company, Ltd.	1,500	29,278
Feed One Company, Ltd.	1,308	8,804
Ferrotec Holdings Corp.	2,000	36,623
FIDEA Holdings Company, Ltd.	740	7,628
Financial Partners Group Company, Ltd.	3,000	48,195
First Juken Company, Ltd.	1,000	6,957
Fixstars Corp.	1,200	18,157
FJ Next Holdings Company, Ltd.	800	6,803
Focus Systems Corp.	2,200	20,791
Forum Engineering, Inc.	1,300	9,771
Forval Corp.	1,600	14,300
FP Corp.	2,300	46,821
FP Partner, Inc.	300	4,995
France Bed Holdings Company, Ltd.	1,300	11,389
Freebit Company, Ltd.	600	6,461
Freund Corp.	2,000	9,973
Fuji Corp. (Aichi)	3,800	60,827
Fuji Corp. (Miyagi)	500	7,192
Fuji Corp., Ltd.	1,600	7,661
Fuji Kosan Company, Ltd.	800	6,861
Fuji Kyuko Company, Ltd.	1,200	17,713
Fuji Oil Company, Ltd.	3,300	6,767
Fuji Oil Company, Ltd. (Osaka)	2,000	40,965
Fuji Pharma Company, Ltd.	800	7,295
Fuji Seal International, Inc.	2,000	35,647
Fujibo Holdings, Inc.	500	18,143
Fujicco Company, Ltd.	800	8,953
Fujimi, Inc.	2,700	35,142
Fujita Kanko, Inc. (A)	400	26,477
Fujiya Company, Ltd.	600	9,921
FuKoKu Company, Ltd.	600	6,957
Fukuda Corp.	300	10,425
Fukuda Denshi Company, Ltd.	700	32,024
Fukui Computer Holdings, Inc.	500	10,600
Fukuyama Transporting Company, Ltd.	700	15,835
FULLCAST Holdings Company, Ltd.	900	11,196
Fumakilla, Ltd.	1,500	11,502
Funai Soken Holdings, Inc.	1,830	30,132
Furukawa Company, Ltd.	1,000	15,608
Furukawa Electric Company, Ltd.	2,200	104,490
Furuno Electric Company, Ltd.	1,100	21,982
Furuya Metal Company, Ltd.	800	15,225
Fuso Chemical Company, Ltd.	900	23,909
Fuso Pharmaceutical Industries, Ltd.	400	5,967
Futaba Corp.	2,757	10,446
Futaba Industrial Company, Ltd.	2,200	11,377
Future Corp.	2,100	31,283
Fuyo General Lease Company, Ltd.	3,000	82,886
26	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Gakken Holdings Company, Ltd.	1,300	$8,574
Gakkyusha Company, Ltd.	1,100	17,178
Galilei Company, Ltd.	1,300	27,722
Genki Global Dining Concepts Corp.	500	13,441
Genky DrugStores Company, Ltd.	900	22,441
Geo Holdings Corp.	1,100	12,466
Gift Holdings, Inc.	500	12,451
Giftee, Inc. (A)	500	6,068
Giken, Ltd.	100	979
GLOBERIDE, Inc.	700	9,896
Glory, Ltd.	2,000	42,709
GLTECHNO HOLDINGS, Inc.	400	7,827
GMO Financial Gate, Inc.	200	8,085
GMO Financial Holdings, Inc.	1,500	8,399
GMO GlobalSign Holdings KK	300	4,423
GMO internet group, Inc.	3,300	80,205
GNI Group, Ltd. (A)	1,200	35,656
Godo Steel, Ltd.	500	13,078
Goldcrest Company, Ltd.	670	16,396
Grandy House Corp.	900	3,275
GREE Holdings, Inc.	3,300	11,977
Greens Company, Ltd.	400	6,235
GS Yuasa Corp.	3,500	63,766
GSI Creos Corp.	500	7,207
G-Tekt Corp.	1,100	13,203
Gun-Ei Chemical Industry Company, Ltd.	800	16,317
Gunze, Ltd.	1,600	37,497
H.U. Group Holdings, Inc.	2,400	51,528
H2O Retailing Corp.	4,200	57,398
Halows Company, Ltd.	500	16,339
Hamakyorex Company, Ltd.	2,900	25,840
Hanwa Company, Ltd.	1,700	61,692
Happinet Corp.	600	21,572
Harima Chemicals Group, Inc.	3,000	16,387
Hashimoto Sogyo Holdings Company, Ltd.	2,400	21,224
Hazama Ando Corp.	6,700	67,328
Heiwa Corp.	2,600	37,818
Heiwa Real Estate Company, Ltd.	400	12,353
Heiwado Company, Ltd.	1,400	26,692
Hibiya Engineering, Ltd.	300	7,076
Hiday Hidaka Corp.	1,400	31,129
HI-LEX Corp.	1,100	12,498
Himacs, Ltd.	800	6,545
Hino Motors, Ltd. (A)	14,200	45,890
Hioki EE Corp.	500	19,795
Hirakawa Hewtech Corp.	630	6,537
Hirano Tecseed Company, Ltd.	600	6,254
Hirata Corp.	1,500	19,576
Hirogin Holdings, Inc.	10,300	89,083
Hirose Tusyo, Inc.	300	9,011
Hiroshima Electric Railway Company, Ltd. (A)	100	418
HIS Company, Ltd. (A)	2,300	25,757
Hisaka Works, Ltd.	800	7,603
Hisamitsu Pharmaceutical Company, Inc.	600	17,112
Hochiki Corp.	500	9,814
Hodogaya Chemical Company, Ltd.	1,000	10,316
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	27

	Shares	Value
Japan (continued)
Hogy Medical Company, Ltd.	600	$15,974
Hokkaido Coca-Cola Bottling Company, Ltd.	1,000	24,023
Hokkaido Electric Power Company, Inc. (C)	7,800	38,298
Hokkaido Gas Company, Ltd.	3,700	14,088
Hokko Chemical Industry Company, Ltd.	1,000	8,950
Hokkoku Financial Holdings, Inc.	800	27,460
Hokuetsu Corp.	4,700	32,873
Hokuhoku Financial Group, Inc.	4,300	82,880
Hokuriku Electric Power Company	8,100	39,279
Hokuriku Electrical Construction Company, Ltd.	740	6,162
Hokuto Corp.	1,100	13,716
H-One Company, Ltd.	700	6,078
Honeys Holdings Company, Ltd.	760	8,029
Honma Golf, Ltd. (D)	30,500	13,168
Hoosiers Holdings Company, Ltd.	1,000	8,279
Hosiden Corp.	2,000	30,119
Hosokawa Micron Corp.	500	13,764
Hotland Holdings Company, Ltd.	700	10,238
House Foods Group, Inc.	2,500	47,552
Howa Machinery, Ltd.	700	4,955
HS Holdings Company, Ltd.	2,200	14,774
IBJ, Inc.	1,100	5,858
Ichibanya Company, Ltd.	3,700	23,339
Ichikoh Industries, Ltd.	2,600	6,831
Ichinen Holdings Company, Ltd.	1,000	11,324
Icom, Inc.	300	6,314
IDEA Consultants, Inc.	300	5,869
IDEC Corp.	1,100	17,566
IDOM, Inc.	2,100	14,886
Iino Kaiun Kaisha, Ltd.	3,200	21,887
I’ll, Inc.	700	12,708
Imuraya Group Company, Ltd.	800	13,472
Inaba Denki Sangyo Company, Ltd.	2,400	64,475
Inaba Seisakusho Company, Ltd.	500	5,979
Inabata & Company, Ltd.	1,900	41,740
i-Net Corp.	400	5,188
Infomart Corp.	9,100	26,244
INFRONEER Holdings, Inc.	8,300	67,688
Insource Company, Ltd.	2,700	18,813
Intelligent Wave, Inc.	600	4,689
Inui Global Logistics Company, Ltd.	1,100	9,318
Iriso Electronics Company, Ltd.	800	14,467
ISB Corp.	700	6,573
Ise Chemicals Corp. (C)	200	34,569
Iseki & Company, Ltd.	1,100	9,636
Ishihara Sangyo Kaisha, Ltd.	1,500	19,256
Ishizuka Glass Company, Ltd.	400	7,112
Istyle, Inc. (A)	2,700	9,696
ITFOR, Inc.	1,200	12,313
ITmedia, Inc.	700	7,732
Ito En, Ltd.	2,600	57,035
Itochu Enex Company, Ltd.	2,300	26,896
Itochu-Shokuhin Company, Ltd.	200	13,871
Itoham Yonekyu Holdings, Inc.	1,120	38,978
Itoki Corp.	1,800	25,360
IwaiCosmo Holdings, Inc.	1,000	14,737
28	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Iwaki Company, Ltd.	600	$10,681
Iwatani Corp.	3,700	38,136
Iwatsuka Confectionery Company, Ltd.	1,800	36,916
Izumi Company, Ltd.	1,600	36,377
J Trust Company, Ltd.	3,700	10,574
JAC Recruitment Company, Ltd.	3,300	20,816
Jaccs Company, Ltd.	1,000	28,020
Jade Group, Inc. (A)	700	6,294
JAFCO Group Company, Ltd.	2,500	42,177
Japan Aviation Electronics Industry, Ltd.	2,100	36,370
Japan Elevator Service Holdings Company, Ltd.	3,600	89,738
Japan Foundation Engineering Company, Ltd.	1,100	4,727
Japan Lifeline Company, Ltd.	2,800	28,154
Japan Material Company, Ltd.	3,300	33,684
Japan Oil Transportation Company, Ltd.	500	10,476
Japan Petroleum Exploration Company, Ltd.	6,100	42,257
Japan Pulp & Paper Company, Ltd.	3,900	16,062
Japan Pure Chemical Company, Ltd.	400	8,555
Japan Securities Finance Company, Ltd.	3,500	41,720
Japan System Techniques Company, Ltd.	900	11,797
Japan Transcity Corp.	1,900	12,291
Japan Wool Textile Company, Ltd.	2,400	24,865
JBCC Holdings, Inc.	3,200	30,698
JCU Corp.	800	17,709
JDC Corp.	1,900	6,161
Jeol, Ltd.	2,100	58,358
JFE Systems, Inc.	1,900	23,376
JGC Holdings Corp.	10,300	86,504
JIG-SAW, Inc. (A)	300	5,720
JINS Holdings, Inc.	500	29,468
JINUSHI Company, Ltd.	900	13,254
JK Holdings Company, Ltd.	4,600	38,459
JM Holdings Company, Ltd.	600	10,159
JMS Company, Ltd.	5,700	16,943
J-Oil Mills, Inc.	800	10,923
Joshin Denki Company, Ltd.	700	11,059
Joyful Honda Company, Ltd.	2,600	37,044
JP-Holdings, Inc.	2,100	8,193
JSB Company, Ltd.	400	10,139
JSP Corp.	1,000	12,797
JTEKT Corp.	6,500	51,084
Juroku Financial Group, Inc.	1,400	47,767
Justsystems Corp.	1,400	33,379
JVCKenwood Corp.	7,028	57,459
K&O Energy Group, Inc.	700	14,214
Kadoya Sesame Mills, Inc.	400	9,989
Kaga Electronics Company, Ltd.	1,600	29,460
Kagome Company, Ltd.	3,800	78,352
Kaken Pharmaceutical Company, Ltd.	900	23,974
Kakiyasu Honten Company, Ltd.	300	5,672
Kamakura Shinsho, Ltd.	1,900	6,104
Kameda Seika Company, Ltd.	800	21,043
Kamei Corp.	600	9,796
Kanadevia Corp.	7,280	47,505
Kanagawa Chuo Kotsu Company, Ltd.	1,100	28,121
Kanamic Network Company, Ltd.	1,300	3,713
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	29

	Shares	Value
Japan (continued)
Kanamoto Company, Ltd.	1,200	$27,418
Kaneka Corp.	2,000	54,325
Kaneko Seeds Company, Ltd.	1,700	16,371
Kanematsu Corp.	3,900	73,734
Kanemi Company, Ltd.	700	15,715
Kanto Denka Kogyo Company, Ltd. (C)	2,000	11,695
Kappa Create Company, Ltd.	1,000	10,299
Katakura Industries Company, Ltd.	1,000	15,192
Katitas Company, Ltd.	2,200	33,564
Kato Sangyo Company, Ltd.	1,000	36,704
Kawada Technologies, Inc.	700	17,575
Kawai Musical Instruments Manufacturing Company, Ltd.	400	7,187
KeePer Technical Laboratory Company, Ltd.	600	16,692
Keihan Holdings Company, Ltd.	900	19,609
Keihanshin Building Company, Ltd.	1,400	14,562
Keikyu Corp.	2,800	28,775
Kenko Mayonnaise Company, Ltd.	500	6,375
KH Neochem Company, Ltd.	1,600	27,355
Kibun Foods, Inc.	1,100	8,165
Kimura Unity Company, Ltd.	1,200	6,597
King Company, Ltd.	2,300	12,350
Kintetsu Department Store Company, Ltd.	700	8,848
Kissei Pharmaceutical Company, Ltd.	1,400	41,648
Ki-Star Real Estate Company, Ltd.	500	16,867
Kitagawa Corp.	2,000	19,657
Kitano Construction Corp.	600	17,009
Kitz Corp.	2,800	22,560
Koa Corp.	1,300	7,544
Koa Shoji Holdings Company, Ltd.	1,100	5,331
Koatsu Gas Kogyo Company, Ltd.	1,100	7,860
Kobe Electric Railway Company, Ltd.	800	12,527
Kohnan Shoji Company, Ltd.	800	20,612
Kokuyo Company, Ltd.	873	18,466
Komatsu Matere Company, Ltd.	1,700	8,629
Komatsu Wall Industry Company, Ltd.	2,700	41,295
KOMEDA Holdings Company, Ltd.	2,200	43,265
Komeri Company, Ltd.	1,200	23,972
Komori Corp.	2,024	20,181
Konica Minolta, Inc. (A)	20,900	63,775
Konishi Company, Ltd.	2,300	17,635
Konoike Transport Company, Ltd.	1,400	27,590
Konoshima Chemical Company, Ltd.	300	2,787
Kosaido Holdings Company, Ltd.	3,500	11,100
Koshidaka Holdings Company, Ltd.	2,200	17,022
Kotobuki Spirits Company, Ltd.	3,100	50,003
Kozo Keikaku Engineering Holdings, Inc.	1,800	31,495
Krosaki Harima Corp.	800	16,118
KRS Corp.	600	8,999
K’s Holdings Corp.	5,800	55,798
KU Holdings Company, Ltd.	800	6,039
Kumagai Gumi Company, Ltd.	1,500	42,972
Kumiai Chemical Industry Company, Ltd.	3,390	19,005
Kura Sushi, Inc.	1,100	24,300
Kurabo Industries, Ltd.	500	24,649
Kureha Corp.	1,500	34,937
Kurimoto, Ltd.	400	15,309
30	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Kuriyama Holdings Corp.	2,000	$19,679
Kusuri no Aoki Holdings Company, Ltd.	2,400	58,770
KYB Corp.	1,500	32,501
Kyodo Printing Company, Ltd.	1,200	10,562
Kyoei Steel, Ltd.	700	9,428
Kyokuto Boeki Kaisha, Ltd.	500	5,215
Kyokuto Kaihatsu Kogyo Company, Ltd.	1,200	21,322
Kyokuto Securities Company, Ltd.	1,200	11,981
Kyokuyo Company, Ltd.	500	15,513
Kyorin Pharmaceutical Company, Ltd.	2,000	20,892
Kyoritsu Maintenance Company, Ltd.	3,100	74,624
Kyosan Electric Manufacturing Company, Ltd.	1,500	5,016
Kyudenko Corp.	1,900	69,815
Kyushu Financial Group, Inc.	10,000	50,732
LA Holdings Company, Ltd.	300	13,730
Leopalace21 Corp.	8,600	38,672
Life Corp.	1,700	23,896
Lifedrink Company, Inc.	1,600	22,461
LIFULL Company, Ltd.	4,100	5,110
LIKE, Inc.	600	5,835
Lintec Corp.	1,700	33,686
Litalico, Inc.	1,200	11,066
Loadstar Capital KK	500	9,271
Mabuchi Motor Company, Ltd.	4,100	61,568
Macnica Holdings, Inc.	6,300	83,275
Maeda Kosen Company, Ltd.	1,800	26,512
Maezawa Kasei Industries Company, Ltd.	700	9,268
Maezawa Kyuso Industries Company, Ltd.	1,700	14,742
Makino Milling Machine Company, Ltd.	1,115	86,417
Management Solutions Company, Ltd.	500	7,717
Mandom Corp.	1,500	13,912
Mani, Inc.	5,200	43,388
MarkLines Company, Ltd.	700	9,750
Mars Group Holdings Corp.	400	7,867
Marubun Corp.	900	6,277
Marudai Food Company, Ltd.	1,000	12,653
Maruha Nichiro Corp.	1,881	40,637
Maruichi Steel Tube, Ltd.	3,000	72,067
MARUKA FURUSATO Corp.	853	13,444
Marusan Securities Company, Ltd.	1,961	11,969
Maruzen Company, Ltd.	700	16,843
Maruzen Showa Unyu Company, Ltd.	500	21,983
Matsuda Sangyo Company, Ltd.	520	11,958
Matsui Construction Company, Ltd.	3,100	23,933
Matsui Securities Company, Ltd.	5,500	26,722
Matsuyafoods Holdings Company, Ltd.	300	11,704
Max Company, Ltd.	700	22,792
Maxell, Ltd.	2,100	26,184
Maxvalu Tokai Company, Ltd.	400	8,745
MCJ Company, Ltd.	3,300	30,163
MEC Company, Ltd.	800	14,333
Medikit Company, Ltd.	1,400	24,295
Medius Holdings Company, Ltd. (C)	2,500	17,146
Medley, Inc. (A)	1,200	25,100
Megmilk Snow Brand Company, Ltd.	2,200	43,000
Meidensha Corp.	1,617	48,689
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	31

	Shares	Value
Japan (continued)
Meiho Facility Works, Ltd.	400	$2,629
Meiji Electric Industries Company, Ltd.	500	6,459
Meiko Electronics Company, Ltd.	1,000	39,800
Meisei Industrial Company, Ltd.	1,300	13,253
MEITEC Group Holdings, Inc.	3,400	75,982
Meiwa Corp.	1,400	6,532
Menicon Company, Ltd.	3,200	24,078
Mercari, Inc. (A)	4,100	67,763
METAWATER Company, Ltd.	1,300	19,314
Micronics Japan Company, Ltd.	1,500	37,567
Midac Holdings Company, Ltd.	600	8,700
Mie Kotsu Group Holdings, Inc.	2,400	8,262
Milbon Company, Ltd.	1,420	24,622
Mimaki Engineering Company, Ltd.	900	11,663
Miraial Company, Ltd.	1,800	15,734
MIRAIT ONE Corp.	3,720	65,660
Mirarth Holdings, Inc.	3,200	8,629
Miroku Jyoho Service Company, Ltd.	1,000	12,300
Mitani Sangyo Company, Ltd.	5,200	11,870
Mitani Sekisan Company, Ltd.	400	20,102
Mito Securities Company, Ltd.	2,400	9,383
Mitsubishi Kakoki Kaisha, Ltd.	900	12,026
Mitsubishi Logisnext Company, Ltd.	1,600	24,210
Mitsubishi Materials Corp.	5,600	87,092
Mitsubishi Research Institute, Inc.	400	12,832
Mitsubishi Shokuhin Company, Ltd.	900	39,438
Mitsubishi Steel Manufacturing Company, Ltd.	500	5,246
Mitsuboshi Belting, Ltd.	600	14,872
Mitsui DM Sugar Company, Ltd.	600	13,018
Mitsui E&S Company, Ltd.	4,700	76,110
Mitsui High-Tec, Inc.	6,200	31,038
Mitsui Matsushima Holdings Company, Ltd.	300	10,118
Mitsui Mining & Smelting Company, Ltd.	2,500	85,266
Mitsui-Soko Holdings Company, Ltd.	2,700	71,238
Mixi, Inc.	1,600	37,005
Miyaji Engineering Group, Inc.	1,100	13,941
Mizuho Leasing Company, Ltd.	6,200	46,063
Mizuno Corp.	3,000	57,181
Mochida Pharmaceutical Company, Ltd.	800	16,585
Modec, Inc.	2,400	83,799
Morinaga & Company, Ltd.	3,400	56,281
Morinaga Milk Industry Company, Ltd.	3,100	71,196
Moriroku Company, Ltd.	600	10,800
Morita Holdings Corp.	1,600	23,499
Morito Company, Ltd.	1,000	9,815
Morozoff, Ltd.	500	5,824
Mory Industries, Inc.	3,000	18,835
MOS Food Services, Inc.	500	12,717
MrMax Holdings, Ltd.	5,600	26,400
Mugen Estate Company, Ltd.	600	8,585
m-up Holdings, Inc.	1,500	21,966
Murakami Corp.	300	12,576
Musashi Seimitsu Industry Company, Ltd.	2,100	41,281
Nabtesco Corp.	5,000	82,414
Nachi-Fujikoshi Corp.	600	12,712
Nafco Company, Ltd.	700	8,518
32	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Nagase & Company, Ltd.	3,700	$70,264
Nagawa Company, Ltd.	100	4,264
Nagoya Railroad Company, Ltd.	8,800	99,408
Nakabayashi Company, Ltd.	5,800	20,714
Nakamoto Packs Company, Ltd.	800	9,598
Nakamuraya Company, Ltd.	1,600	34,887
Nakanishi, Inc.	3,000	40,216
Nakano Refrigerators Company, Ltd.	300	11,666
Nakayama Steel Works, Ltd.	1,900	8,384
Namura Shipbuilding Company, Ltd.	2,072	30,320
Nankai Electric Railway Company, Ltd.	4,600	69,535
Narasaki Sangyo Company, Ltd.	500	11,116
NEC Capital Solutions, Ltd.	500	13,151
Neturen Company, Ltd.	1,300	9,825
Nextage Company, Ltd.	2,100	24,018
Nicca Chemical Company, Ltd.	700	6,322
Nice Corp.	1,700	19,092
Nichias Corp.	2,600	89,817
Nichiban Company, Ltd.	1,700	23,218
Nichicon Corp.	1,773	14,553
Nichiden Corp.	700	13,274
Nichiha Corp.	1,000	21,217
Nichireki Group Company, Ltd.	1,200	20,905
Nichirin Company, Ltd.	490	12,057
Nifco, Inc.	2,900	69,522
Nihon Dengi Company, Ltd.	400	11,103
Nihon Denkei Company, Ltd.	1,400	19,916
Nihon Flush Company, Ltd.	1,400	8,016
Nihon House Holdings Company, Ltd.	8,400	18,512
Nihon Kagaku Sangyo Company, Ltd.	1,100	14,968
Nihon M&A Center Holdings, Inc.	14,300	70,255
Nihon Parkerizing Company, Ltd.	4,200	36,060
Nihon Tokushu Toryo Company, Ltd.	600	7,550
Nihon Trim Company, Ltd.	300	8,211
Niitaka Company, Ltd.	600	8,830
Nikkiso Company, Ltd.	1,800	14,988
Nikko Company, Ltd.	1,500	7,055
Nikkon Holdings Company, Ltd.	4,000	88,909
Nippi, Inc.	300	20,294
Nippn Corp.	2,000	30,266
Nippon Air Conditioning Services Company, Ltd.	900	6,863
Nippon Avionics Company, Ltd. (A)	500	12,133
Nippon Beet Sugar Manufacturing Company, Ltd.	500	8,060
Nippon Carbide Industries Company, Inc.	600	7,365
Nippon Carbon Company, Ltd.	500	15,036
Nippon Care Supply Company, Ltd.	700	9,710
Nippon Chemical Industrial Company, Ltd.	500	6,873
Nippon Coke & Engineering Company, Ltd. (A)	12,100	7,125
Nippon Concept Corp.	500	6,108
Nippon Denko Company, Ltd.	3,300	5,784
Nippon Densetsu Kogyo Company, Ltd.	1,700	28,306
Nippon Dry-Chemical Company, Ltd.	200	6,614
Nippon Electric Glass Company, Ltd.	2,700	64,570
Nippon Felt Company, Ltd.	3,900	12,536
Nippon Fine Chemical Company, Ltd.	1,100	17,033
Nippon Gas Company, Ltd.	5,000	89,437
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	33

	Shares	Value
Japan (continued)
Nippon Kayaku Company, Ltd.	6,200	$56,030
Nippon Light Metal Holdings Company, Ltd.	2,420	27,134
Nippon Paper Industries Company, Ltd.	4,700	34,736
Nippon Parking Development Company, Ltd.	10,800	18,258
Nippon Rietec Company, Ltd.	600	6,906
Nippon Seiki Company, Ltd.	2,200	21,416
Nippon Seisen Company, Ltd.	800	6,064
Nippon Sharyo, Ltd.	500	7,266
Nippon Sheet Glass Company, Ltd. (A)	4,800	14,473
Nippon Shinyaku Company, Ltd.	2,500	61,715
Nippon Shokubai Company, Ltd.	4,400	50,682
Nippon Signal Company, Ltd.	2,300	16,838
Nippon Soda Company, Ltd.	1,900	38,976
Nippon Thompson Company, Ltd.	1,600	5,752
Nippon Yakin Kogyo Company, Ltd.	520	14,082
Nipro Corp.	6,800	59,837
Nishikawa Rubber Company, Ltd.	1,400	23,804
Nishimatsu Construction Company, Ltd.	500	16,767
Nishimatsuya Chain Company, Ltd.	1,200	17,408
Nishi-Nippon Financial Holdings, Inc.	5,100	75,984
Nishi-Nippon Railroad Company, Ltd.	3,900	59,179
Nishio Holdings Company, Ltd.	900	24,644
Nissan Shatai Company, Ltd.	3,600	27,611
Nissan Tokyo Sales Holdings Company, Ltd.	2,000	6,623
Nissei ASB Machine Company, Ltd.	300	12,017
Nissei Plastic Industrial Company, Ltd.	1,600	9,032
Nissha Company, Ltd.	1,600	14,327
Nisshinbo Holdings, Inc.	6,857	43,976
Nissin Corp.	400	22,489
Nissui Corp.	12,800	74,995
Nitta Corp.	900	23,628
Nittetsu Mining Company, Ltd.	400	19,364
Nitto Boseki Company, Ltd.	900	32,305
Nitto Fuji Flour Milling Company, Ltd.	200	10,288
Nitto Kogyo Corp.	1,300	27,232
Nitto Kohki Company, Ltd.	1,400	17,498
Nitto Seiko Company, Ltd.	1,600	6,244
Nittoku Company, Ltd.	500	6,536
Noevir Holdings Company, Ltd.	1,000	29,733
Nohmi Bosai, Ltd.	600	15,328
Nojima Corp.	2,800	53,418
Noritake Company, Ltd.	700	18,057
Noritsu Koki Company, Ltd.	900	28,020
Noritz Corp.	1,300	17,096
North Pacific Bank, Ltd.	11,000	43,485
NPR-RIKEN Corp.	868	14,522
NS Tool Company, Ltd.	4,800	22,962
NS United Kaiun Kaisha, Ltd.	500	13,220
NSD Company, Ltd.	3,012	74,392
NSK, Ltd.	9,400	42,269
NSW, Inc.	400	7,222
NTN Corp.	22,000	32,942
Oat Agrio Company, Ltd.	400	5,668
Obara Group, Inc.	500	12,154
Ohashi Technica, Inc.	600	8,320
Ohba Company, Ltd.	1,100	7,817
34	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Ohmoto Gumi Company, Ltd.	2,000	$16,365
Ohsho Food Service Corp.	1,600	38,671
Oiles Corp.	1,072	15,555
Okamoto Industries, Inc.	400	14,261
Okamoto Machine Tool Works, Ltd.	200	5,597
Okamura Corp.	2,300	35,064
Okasan Securities Group, Inc.	6,200	29,950
Oki Electric Industry Company, Ltd.	4,100	39,123
Okinawa Cellular Telephone Company	1,100	36,354
Okinawa Financial Group, Inc.	805	15,848
OKUMA Corp.	1,852	46,688
Okumura Corp.	1,300	38,465
Okura Industrial Company, Ltd.	300	8,844
Okuwa Company, Ltd.	1,300	8,129
Onoken Company, Ltd.	500	4,920
Onward Holdings Company, Ltd.	4,700	18,306
Open Up Group, Inc.	2,500	31,522
Optex Group Company, Ltd.	1,400	15,097
Optim Corp. (A)	1,200	4,804
Organo Corp.	1,100	58,802
Oricon, Inc.	1,300	7,004
Orient Corp.	2,210	12,823
Oriental Shiraishi Corp.	6,300	16,039
Oro Company, Ltd.	400	7,323
Osaka Organic Chemical Industry, Ltd.	600	10,342
Osaka Steel Company, Ltd.	500	8,750
OSAKA Titanium Technologies Company, Ltd.	1,300	13,021
Osaki Electric Company, Ltd.	1,200	7,700
OSG Corp.	4,600	52,633
OUG Holdings, Inc.	800	18,113
Oyo Corp.	800	15,654
Ozu Corp. (C)	1,700	19,595
Pacific Industrial Company, Ltd.	1,900	17,247
Pacific Metals Company, Ltd.	600	7,243
PAL GROUP Holdings Company, Ltd.	2,200	54,067
PALTAC Corp.	1,400	40,569
Paraca, Inc.	600	7,570
Paramount Bed Holdings Company, Ltd.	1,700	29,335
Park24 Company, Ltd.	6,000	83,395
Pasona Group, Inc.	1,000	15,793
Penta-Ocean Construction Company, Ltd.	18,100	109,544
People Dreams & Technologies Group Company, Ltd.	2,500	29,556
PeptiDream, Inc. (A)	5,000	60,744
PHC Holdings Corp.	1,300	8,366
PIA Corp. (A)	300	6,069
Pigeon Corp.	6,000	77,565
PILLAR Corp.	700	18,166
Pilot Corp.	1,300	35,995
Piolax, Inc.	900	12,364
PKSHA Technology, Inc. (A)	1,200	27,568
Plus Alpha Consulting Company, Ltd.	1,200	17,086
Premium Group Company, Ltd.	1,600	22,493
Premium Water Holdings, Inc.	600	12,283
Press Kogyo Company, Ltd.	2,900	11,043
Prestige International, Inc.	4,900	21,653
Prima Meat Packers, Ltd.	1,100	17,344
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	35

	Shares	Value
Japan (continued)
Procrea Holdings, Inc.	1,296	$13,567
Pronexus, Inc.	2,400	18,350
Pro-Ship, Inc.	700	11,997
PS Construction Company, Ltd.	900	10,996
Qol Holdings Company, Ltd.	1,000	13,222
Quick Company, Ltd.	400	6,240
Raccoon Holdings, Inc.	1,100	6,320
Raito Kogyo Company, Ltd.	1,800	35,968
Raiznext Corp.	1,100	12,949
Raksul, Inc. (A)	800	6,699
Rakus Company, Ltd.	3,500	54,028
Relo Group, Inc.	4,500	53,657
Renaissance, Inc.	800	5,647
Rengo Company, Ltd.	8,000	41,243
RENOVA, Inc. (A)	2,500	11,722
Resorttrust, Inc.	10,800	122,275
Restar Corp.	1,100	18,879
Retail Partners Company, Ltd.	1,200	11,098
Rheon Automatic Machinery Company, Ltd.	900	7,513
Rhythm Company, Ltd.	200	5,149
Ricoh Leasing Company, Ltd.	700	25,213
Riken Keiki Company, Ltd.	1,600	32,008
Riken Technos Corp.	1,500	11,249
Riken Vitamin Company, Ltd.	600	10,584
Ringer Hut Company, Ltd.	200	3,117
Rion Company, Ltd.	300	5,071
Riso Kyoiku Company, Ltd.	4,800	7,522
Rock Field Company, Ltd.	800	8,484
Rokko Butter Company, Ltd.	900	7,818
Roland Corp.	700	16,346
Round One Corp.	10,200	78,368
Royal Holdings Company, Ltd.	1,500	26,199
Ryobi, Ltd.	1,100	16,620
Ryoden Corp.	600	11,407
Ryoyo Ryosan Holdings, Inc.	1,126	19,669
S Foods, Inc.	700	12,664
S&B Foods, Inc.	1,000	20,586
Saibu Gas Holdings Company, Ltd.	1,400	17,329
Saizeriya Company, Ltd.	1,600	55,397
Sakai Chemical Industry Company, Ltd.	800	14,536
Sakai Moving Service Company, Ltd.	1,100	19,209
Sakata INX Corp.	1,600	21,291
Sakata Seed Corp.	1,000	23,921
Sala Corp.	2,400	15,517
San Holdings, Inc.	800	8,385
San ju San Financial Group, Inc.	920	17,558
San-A Company, Ltd.	1,900	39,118
San-Ai Obbli Company, Ltd.	2,500	30,108
Sangetsu Corp.	2,200	43,768
Sanken Electric Company, Ltd. (A)	387	20,187
Sanki Engineering Company, Ltd.	1,700	44,699
Sankyo Frontier Company, Ltd.	1,000	13,356
Sankyo Seiko Company, Ltd.	5,300	23,849
Sankyu, Inc.	2,000	96,198
Sanoh Industrial Company, Ltd.	1,100	4,747
Sanshin Electronics Company, Ltd.	500	7,868
36	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Sanyo Chemical Industries, Ltd.	500	$12,796
Sanyo Denki Company, Ltd.	500	35,188
Sanyo Electric Railway Company, Ltd.	800	11,151
Sanyo Shokai, Ltd.	400	8,005
Sanyo Trading Company, Ltd.	1,200	12,031
Sato Corp.	1,200	16,882
Sawai Group Holdings Company, Ltd.	4,700	58,287
SAXA, Inc.	200	5,392
SBI ARUHI Corp.	1,200	6,852
SBI Global Asset Management Company, Ltd.	1,400	6,396
SBS Holdings, Inc.	800	15,039
SEC Carbon, Ltd.	600	8,326
Seed Company, Ltd.	1,500	4,567
Seika Corp.	400	13,096
Seikagaku Corp.	2,000	8,949
Seikitokyu Kogyo Company, Ltd.	1,100	11,020
Seiko Group Corp.	1,300	36,699
Seiren Company, Ltd.	2,300	39,575
Sekisui Jushi Corp.	1,200	15,997
Sekisui Kasei Company, Ltd.	1,600	3,538
Senko Group Holdings Company, Ltd.	6,600	81,952
Senshu Electric Company, Ltd.	600	19,820
Senshu Ikeda Holdings, Inc.	9,300	35,024
Senshukai Company, Ltd. (A)(C)	5,400	10,131
Seria Company, Ltd.	2,100	38,478
Seven Bank, Ltd.	29,900	57,518
Shibaura Electronics Company, Ltd.	600	24,736
Shibaura Machine Company, Ltd.	1,100	25,519
Shibaura Mechatronics Corp.	600	33,685
Shibusawa Logistics Corp.	300	8,153
Shibuya Corp.	800	18,400
SHIFT, Inc. (A)	8,900	102,907
Shikibo, Ltd.	1,200	8,043
Shikoku Electric Power Company, Inc.	7,800	63,202
Shikoku Kasei Holdings Corp.	1,000	13,400
Shima Seiki Manufacturing, Ltd.	1,400	8,520
Shimojima Company, Ltd.	900	7,621
Shin Maint Holdings Company, Ltd.	2,400	13,172
Shin Nippon Air Technologies Company, Ltd.	800	12,391
Shinagawa Refractories Company, Ltd.	1,300	15,141
Shindengen Electric Manufacturing Company, Ltd.	300	4,146
Shin-Etsu Polymer Company, Ltd.	1,900	22,116
Shinmaywa Industries, Ltd.	2,400	23,428
Shinnihon Corp.	1,200	13,507
Shinsho Corp.	900	12,245
Shinwa Company, Ltd.	500	10,366
Ship Healthcare Holdings, Inc.	4,000	51,679
Shizuoka Gas Company, Ltd.	1,400	10,638
SHO-BOND Holdings Company, Ltd.	1,300	44,116
Shoei Company, Ltd.	2,600	29,081
Shoei Foods Corp.	500	14,033
Showa Sangyo Company, Ltd.	700	14,061
SIGMAXYZ Holdings, Inc.	3,200	26,383
Siix Corp.	1,600	12,834
Simplex Holdings, Inc.	1,300	33,768
Sinfonia Technology Company, Ltd.	1,100	59,368
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	37

	Shares	Value
Japan (continued)
Sinko Industries, Ltd.	2,700	$22,688
Sintokogio, Ltd.	2,000	11,549
SK Kaken Company, Ltd.	500	29,735
SKY Perfect JSAT Holdings, Inc.	8,000	69,646
SMS Company, Ltd.	3,800	37,909
Socionext, Inc.	6,300	92,460
Sodick Company, Ltd.	1,700	10,671
Soft99 Corp.	1,900	21,300
Softcreate Holdings Corp.	800	11,273
Software Service, Inc.	600	53,955
Soken Chemical & Engineering Company, Ltd.	1,000	10,844
Sotetsu Holdings, Inc.	3,900	58,190
Sparx Group Company, Ltd.	880	9,210
SPK Corp.	1,500	22,796
SRA Holdings	500	16,119
SRE Holdings Corp.	500	13,470
St. Marc Holdings Company, Ltd.	700	11,558
Star Micronics Company, Ltd.	1,500	17,659
Starts Corp., Inc.	1,500	44,034
Starzen Company, Ltd.	2,700	20,987
Stella Chemifa Corp.	400	10,452
Step Company, Ltd.	1,200	18,682
Strike Company, Ltd.	400	10,026
Subaru Enterprise Company, Ltd.	400	8,849
Sugimoto & Company, Ltd.	2,000	24,341
SUMCO Corp.	6,000	40,556
Sumida Corp.	1,700	11,896
Suminoe Company, Ltd. (C)	398	3,202
Sumiseki Holdings, Inc.	1,000	4,609
Sumitomo Bakelite Company, Ltd.	2,400	65,211
Sumitomo Densetsu Company, Ltd.	800	35,687
Sumitomo Mitsui Construction Company, Ltd.	2,360	9,727
Sumitomo Osaka Cement Company, Ltd.	1,200	31,890
Sumitomo Riko Company, Ltd.	1,500	17,927
Sumitomo Seika Chemicals Company, Ltd.	300	9,385
Sun Frontier Fudousan Company, Ltd.	1,500	21,489
Sun-Wa Technos Corp.	500	7,982
Suruga Bank, Ltd.	6,000	55,367
Suzuken Company, Ltd.	2,000	73,683
SWCC Corp.	1,400	67,570
Systena Corp.	12,600	34,697
Syuppin Company, Ltd.	1,000	7,692
T Hasegawa Company, Ltd.	1,500	30,293
T RAD Company, Ltd.	200	6,635
Tachibana Eletech Company, Ltd.	600	10,599
Tachikawa Corp.	800	8,336
Tachi-S Company, Ltd.	1,500	17,953
Tadano, Ltd.	4,600	31,310
Taihei Dengyo Kaisha, Ltd.	600	21,154
Taiheiyo Cement Corp.	400	10,232
Taiho Kogyo Company, Ltd.	1,400	6,445
Taikisha, Ltd.	2,800	47,258
Taisei Lamick Group Head Quarter & Innovation Company, Ltd.	800	13,624
Taisei Oncho Company, Ltd.	200	5,476
Taiyo Holdings Company, Ltd.	1,900	77,984
Taiyo Yuden Company, Ltd.	5,800	96,805
38	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Takamatsu Construction Group Company, Ltd.	600	$11,690
Takamiya Company, Ltd.	6,200	14,696
Takaoka Toko Company, Ltd.	470	7,273
Takara & Company, Ltd.	600	13,471
Takara Bio, Inc.	2,700	14,799
Takara Holdings, Inc.	6,900	61,128
Takara Standard Company, Ltd.	1,600	25,598
Takasago International Corp.	500	22,855
Takasago Thermal Engineering Company, Ltd.	300	13,786
Takashima & Company, Ltd.	900	8,509
Takeuchi Manufacturing Company, Ltd.	1,600	51,561
Takuma Company, Ltd.	2,000	28,164
Tama Home Company, Ltd.	700	17,277
Tamron Company, Ltd.	1,500	35,876
Tamura Corp.	2,400	7,455
Tanabe Engineering Corp.	1,500	21,875
Tanseisha Company, Ltd.	1,500	11,242
Tayca Corp.	2,300	22,270
Tazmo Company, Ltd.	500	6,614
TDC Soft, Inc.	1,400	12,960
TechMatrix Corp.	1,700	24,985
Techno Medica Company, Ltd.	800	10,047
Techno Smart Corp.	2,000	22,311
Technoflex Corp.	700	6,274
TechnoPro Holdings, Inc.	5,100	138,413
Teijin, Ltd.	7,700	61,822
Teikoku Electric Manufacturing Company, Ltd.	700	15,332
Teikoku Sen-I Company, Ltd.	800	14,979
Teikoku Tsushin Kogyo Company, Ltd.	800	12,387
Tekken Corp.	400	7,418
Tenpos Holdings Company, Ltd.	500	11,850
Terasaki Electric Company, Ltd.	300	6,166
The 77 Bank, Ltd.	2,800	94,538
The Akita Bank, Ltd.	700	14,434
The Awa Bank, Ltd.	1,400	27,378
The Bank of Iwate, Ltd.	700	14,494
The Bank of Nagoya, Ltd.	500	27,921
The Bank of Saga, Ltd.	600	9,136
The Chiba Kogyo Bank, Ltd.	2,200	17,911
The Chugoku Electric Power Company, Inc.	14,300	70,197
The Ehime Bank, Ltd.	1,450	10,311
The First Bank of Toyama, Ltd.	2,500	16,926
The Fukui Bank, Ltd.	818	10,216
The Gunma Bank, Ltd.	3,000	24,842
The Hyakugo Bank, Ltd.	9,100	44,582
The Hyakujushi Bank, Ltd.	900	25,127
The Keiyo Bank, Ltd.	4,600	30,742
The Kita-Nippon Bank, Ltd.	400	7,879
The Kiyo Bank, Ltd.	2,739	49,211
The Miyazaki Bank, Ltd.	500	11,925
The Monogatari Corp.	1,400	34,721
The Musashino Bank, Ltd.	1,100	24,854
The Nanto Bank, Ltd.	1,200	34,022
The Nippon Road Company, Ltd.	1,000	17,407
The Nisshin Oillio Group, Ltd.	1,300	43,545
The Ogaki Kyoritsu Bank, Ltd.	1,700	29,547
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	39

	Shares	Value
Japan (continued)
The Oita Bank, Ltd.	600	$14,980
The Okinawa Electric Power Company, Inc.	2,064	12,742
The Pack Corp.	700	15,264
The San-In Godo Bank, Ltd.	6,800	59,288
The Shiga Bank, Ltd.	1,600	68,273
The Shikoku Bank, Ltd.	1,500	11,927
The Sumitomo Warehouse Company, Ltd.	2,176	45,229
The Tochigi Bank, Ltd.	3,100	7,958
The Toho Bank, Ltd.	8,900	20,966
The Tohoku Bank, Ltd.	1,200	8,895
The Tottori Bank, Ltd.	900	7,872
The Towa Bank, Ltd.	1,500	7,376
The Yamagata Bank, Ltd.	1,200	12,455
The Yamanashi Chuo Bank, Ltd.	1,251	21,882
Tigers Polymer Corp.	1,600	8,953
TKC Corp.	1,200	35,334
Toa Corp. (Hyogo)	5,300	37,395
Toa Corp. (Tokyo)	2,600	26,926
TOA ROAD Corp.	1,800	18,991
Toagosei Company, Ltd.	3,900	37,838
Toba, Inc.	800	19,657
TOBISHIMA HOLDINGS, Inc.	920	11,969
TOC Company, Ltd.	1,400	6,460
Tocalo Company, Ltd.	2,400	29,707
Toda Corp.	10,000	61,967
Toei Company, Ltd.	200	6,702
Toenec Corp.	2,500	20,491
Toho Gas Company, Ltd.	400	11,180
Toho Holdings Company, Ltd.	2,100	66,354
Toho Titanium Company, Ltd.	1,900	14,939
Tohokushinsha Film Corp.	3,300	12,597
Tokai Carbon Company, Ltd.	9,400	67,345
Tokai Corp.	900	13,714
TOKAI Holdings Corp.	4,900	33,528
Tokai Rika Company, Ltd.	2,300	35,037
Tokai Tokyo Financial Holdings, Inc.	8,800	29,227
Token Corp.	450	41,814
Tokushu Tokai Paper Company, Ltd.	500	12,560
Tokuyama Corp.	3,000	58,438
Tokyo Electron Device, Ltd.	900	17,512
Tokyo Energy & Systems, Inc.	700	5,909
Tokyo Kiraboshi Financial Group, Inc.	1,158	45,204
Tokyo Sangyo Company, Ltd.	1,300	6,806
Tokyo Seimitsu Company, Ltd.	1,900	105,363
Tokyo Steel Manufacturing Company, Ltd.	2,600	27,737
Tokyo Tekko Company, Ltd.	300	11,675
Tokyotokeiba Company, Ltd.	600	18,709
Tokyu Construction Company, Ltd.	4,300	27,216
Toli Corp.	1,600	5,410
Tomato Bank, Ltd.	300	2,474
Tomen Devices Corp.	200	7,861
Tomoe Engineering Company, Ltd.	900	9,359
Tomoku Company, Ltd.	500	9,805
TOMONY Holdings, Inc.	7,900	29,475
Tomy Company, Ltd.	4,000	84,769
Topcon Corp.	4,800	107,941
40	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Topre Corp.	1,800	$22,295
Topy Industries, Ltd.	500	7,905
Torex Semiconductor, Ltd.	700	5,616
Toridoll Holdings Corp.	2,000	57,445
Torii Pharmaceutical Company, Ltd.	700	30,775
Torishima Pump Manufacturing Company, Ltd.	700	9,434
Tosei Corp.	1,500	26,283
Toshiba TEC Corp.	1,300	26,606
Totech Corp.	1,300	26,348
Totetsu Kogyo Company, Ltd.	1,000	24,172
Toukei Computer Company, Ltd.	600	16,416
Towa Corp.	2,700	28,629
Towa Pharmaceutical Company, Ltd.	1,300	27,541
Toyo Engineering Corp.	1,300	5,812
Toyo Gosei Company, Ltd.	300	9,615
Toyo Innovex Company, Ltd.	3,200	13,713
Toyo Kanetsu KK	200	5,194
Toyo Tanso Company, Ltd.	600	17,602
Toyo Tire Corp.	1,100	22,830
Toyobo Company, Ltd.	3,406	21,250
Toyoda Gosei Company, Ltd.	2,500	48,420
TPR Company, Ltd.	800	10,923
Traders Holdings Company, Ltd.	820	6,089
Transcosmos, Inc.	1,200	27,949
TRE Holdings Corp.	1,676	15,565
Treasure Factory Company, Ltd.	500	6,743
Tri Chemical Laboratories, Inc.	1,400	27,422
Trinity Industrial Corp.	1,300	9,464
Trusco Nakayama Corp.	2,000	28,342
TS Tech Company, Ltd.	3,800	42,441
TSI Holdings Company, Ltd.	2,405	18,258
Tsubaki Nakashima Company, Ltd.	1,700	4,466
Tsubakimoto Chain Company	3,200	40,348
Tsubakimoto Kogyo Company, Ltd.	600	9,542
Tsuburaya Fields Holdings, Inc.	1,600	21,235
Tsugami Corp.	2,100	27,099
Tsukishima Holdings Company, Ltd.	1,300	18,275
Tsumura & Company	2,300	54,541
Tsurumi Manufacturing Company, Ltd.	700	17,595
Tsutsumi Jewelry Company, Ltd.	1,400	21,750
Tsuzuki Denki Company, Ltd.	400	7,703
TV Asahi Holdings Corp.	1,000	18,075
UACJ Corp.	1,571	53,111
UBE Corp.	4,200	65,792
Uchida Yoko Company, Ltd.	400	24,938
Ueki Corp.	1,200	16,000
Ulvac, Inc.	2,100	72,591
U-Next Holdings Company, Ltd.	2,900	43,603
Unipres Corp.	1,800	12,317
United Arrows, Ltd.	1,300	19,004
United Super Markets Holdings, Inc.	4,336	27,275
Universal Entertainment Corp.	1,000	7,196
Urbanet Corp. Company, Ltd.	1,700	5,541
Ushio, Inc.	3,400	42,033
UT Group Company, Ltd.	1,300	22,623
V Technology Company, Ltd.	400	8,748
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	41

	Shares	Value
Japan (continued)
Valor Holdings Company, Ltd.	1,600	$27,097
Valqua, Ltd.	700	14,894
Value HR Company, Ltd.	600	6,676
ValueCommerce Company, Ltd.	900	4,989
Vector, Inc.	1,600	10,402
Vertex Corp.	920	13,452
Vision, Inc.	1,800	14,856
Visional, Inc. (A)	1,200	75,259
Vital KSK Holdings, Inc.	1,400	12,251
VT Holdings Company, Ltd.	3,800	12,596
Wacom Company, Ltd.	1,000	4,447
Wakachiku Construction Company, Ltd.	900	25,023
Wakita & Company, Ltd.	1,400	16,948
Warabeya Nichiyo Holdings Company, Ltd.	600	9,412
Watahan & Company, Ltd.	2,300	25,020
WATAMI Company, Ltd.	1,600	11,042
WDB Holdings Company, Ltd.	400	5,353
Weathernews, Inc.	600	16,576
Wellnet Corp.	1,300	6,698
West Holdings Corp.	1,009	11,051
Will Group, Inc.	800	5,127
WingArc1st, Inc.	800	20,964
Workman Company, Ltd.	800	30,582
World Company, Ltd.	1,300	22,636
Xebio Holdings Company, Ltd.	900	7,130
Yahagi Construction Company, Ltd.	1,200	14,036
YAMABIKO Corp.	1,200	17,523
YAMADA Consulting Group Company, Ltd.	1,200	13,166
Yamae Group Holdings Company, Ltd.	200	3,247
Yamaichi Electronics Company, Ltd.	1,000	16,361
Yamatane Corp.	600	9,453
Yamato Corp.	700	7,844
Yamaya Corp.	1,300	22,306
Yamazawa Company, Ltd.	1,800	14,033
Yamazen Corp.	2,300	20,926
Yaoko Company, Ltd.	200	13,029
Yashima Denki Company, Ltd.	800	9,869
Yasuda Logistics Corp.	500	6,455
Yellow Hat, Ltd.	3,600	37,826
Yodogawa Steel Works, Ltd.	765	29,465
Yokogawa Bridge Holdings Corp.	1,400	24,748
Yokorei Company, Ltd.	2,200	13,324
Yokowo Company, Ltd.	900	7,739
Yomeishu Seizo Company, Ltd.	600	12,903
Yondenko Corp.	1,300	11,709
Yonex Company, Ltd.	2,800	55,336
Yonkyu Company, Ltd.	1,200	18,348
Yoshinoya Holdings Company, Ltd.	3,300	73,431
Yotai Refractories Company, Ltd.	100	1,207
Yuasa Trading Company, Ltd.	700	21,908
Yukiguni Factory Company, Ltd.	900	6,813
Yurtec Corp.	1,400	19,030
Yushin Company	3,000	12,713
Zacros Corp.	600	15,698
Zaoh Company, Ltd.	1,200	20,261
Zenkoku Hosho Company, Ltd.	2,600	57,567
42	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Zenrin Company, Ltd.	1,400	$11,231
Zeon Corp.	6,300	63,368
ZERIA Pharmaceutical Company, Ltd.	1,300	19,625
ZIGExN Company, Ltd.	2,700	8,665
Zuiko Corp.	800	5,373
Liechtenstein 0.1%		64,857
Liechtensteinische Landesbank AG	500	48,749
VP Bank AG, Class A	159	16,108
Luxembourg 0.5%		574,789
APERAM SA	1,840	55,920
Aroundtown SA (A)	38,626	122,811
Befesa SA (D)	1,780	55,048
d’Amico International Shipping SA	2,687	10,072
Eurofins Scientific SE	1,283	85,574
Grand City Properties SA (A)	3,690	46,859
RTL Group SA (C)	1,847	70,824
SES SA	20,265	115,542
Sword Group	315	12,139
Macau 0.0%		37,767
Wynn Macau, Ltd.	56,400	37,767
Malaysia 0.0%		7,815
Frencken Group, Ltd.	8,800	7,815
Monaco 0.0%		11,689
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	101	11,689
Mongolia 0.0%		16,428
Mongolian Mining Corp. (A)	21,000	16,428
Netherlands 2.4%		2,901,678
Aalberts NV	4,182	145,930
Acomo NV	1,122	29,489
Aegon, Ltd., NYRS	9,198	66,134
Akzo Nobel NV	943	64,355
Alfen N.V. (A)(C)(D)	1,033	13,377
AMG Critical Materials NV	1,149	24,456
Arcadis NV	3,089	159,528
Argo Properties NV (A)	742	25,124
Basic-Fit NV (A)(C)(D)	2,169	56,910
BE Semiconductor Industries NV	2,194	265,134
Brunel International NV	687	7,040
Corbion NV	2,141	46,235
CTP NV (D)	5,683	108,179
Flow Traders, Ltd.	1,546	51,465
ForFarmers NV	1,628	7,793
Fugro NV	4,983	63,218
IMCD NV	2,582	350,943
Just Eat Takeaway.com NV (A)(D)	5,586	123,514
Kendrion NV	847	11,021
Koninklijke BAM Groep NV	12,199	101,998
Koninklijke Heijmans NV	1,054	66,985
Koninklijke Vopak NV	2,516	115,253
Nedap NV	185	13,339
OCI NV (A)	6,492	56,444
Pharming Group NV (A)(C)	32,227	35,975
PostNL NV (C)	13,687	14,858
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	43

	Shares	Value
Netherlands (continued)
PPHE Hotel Group, Ltd.	1,030	$20,759
QIAGEN NV (A)	4,883	220,370
Randstad NV	4,536	190,147
SBM Offshore NV	5,759	132,135
Signify NV (D)	5,420	132,457
Sligro Food Group NV	927	14,424
TKH Group NV	1,793	77,379
TomTom NV (A)(C)	2,905	15,912
Van Lanschot Kempen NV	1,184	73,398
New Zealand 0.5%		565,927
Air New Zealand, Ltd.	58,727	21,074
Briscoe Group, Ltd.	8,121	23,984
Channel Infrastructure NZ, Ltd.	10,877	13,860
Freightways Group, Ltd.	6,379	41,326
Genesis Energy, Ltd.	18,237	24,742
Gentrack Group, Ltd. (A)	3,771	26,835
Hallenstein Glasson Holdings, Ltd.	2,403	11,331
Heartland Group Holdings, Ltd.	151,314	71,370
Investore Property, Ltd.	23,605	16,229
KMD Brands, Ltd. (A)	88,047	16,016
Manawa Energy, Ltd.	5,869	22,473
Napier Port Holdings, Ltd.	4,702	8,492
NZME, Ltd.	16,775	11,620
NZX, Ltd.	14,538	13,382
Oceania Healthcare, Ltd. (A)	36,101	13,556
PGG Wrightson, Ltd.	6,900	8,630
Restaurant Brands New Zealand, Ltd.	5,357	9,857
Scales Corp., Ltd.	5,662	15,187
Serko, Ltd. (A)	8,468	15,209
Skellerup Holdings, Ltd.	7,277	19,983
SKYCITY Entertainment Group, Ltd. (A)	30,286	17,160
Steel & Tube Holdings, Ltd.	21,933	8,896
Summerset Group Holdings, Ltd.	8,725	57,532
The Warehouse Group, Ltd. (A)	25,288	14,355
Tourism Holdings, Ltd.	21,499	17,763
TOWER, Ltd.	11,070	10,056
Turners Automotive Group, Ltd.	4,032	15,674
Vista Group International, Ltd. (A)	8,795	19,335
Norway 0.7%		871,234
2020 Bulkers, Ltd.	973	11,528
ABG Sundal Collier Holding ASA	21,072	13,788
AF Gruppen ASA (A)	1,592	23,476
Aker Solutions ASA	10,624	34,681
AMSC ASA (A)	2,693	395
Atea ASA (A)	2,898	41,307
BEWi ASA (A)	4,257	9,173
BLUENORD ASA (A)(C)	369	21,292
Bonheur ASA	615	14,124
Borregaard ASA	305	5,601
Bouvet ASA	3,040	22,956
BW Offshore, Ltd.	2,727	8,974
Crayon Group Holding ASA (A)(D)	3,347	46,579
DNO ASA	14,819	17,648
Elkem ASA (A)(D)	11,372	21,920
Elmera Group ASA (D)	4,322	14,176
44	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Norway (continued)
Elopak ASA	5,433	$23,795
Europris ASA (D)	6,558	51,067
FLEX LNG, Ltd.	1,364	32,473
Grieg Seafood ASA (C)	1,472	9,746
Hexagon Composites ASA (A)	5,104	8,852
Hexagon Purus ASA (A)	13,675	2,014
Hoegh Autoliners ASA	2,982	24,820
Kid ASA (D)	1,073	15,656
Kitron ASA	6,564	37,909
Klaveness Combination Carriers ASA (D)	1,122	6,825
LINK Mobility Group Holding ASA (A)	7,402	18,261
Medistim ASA	855	16,541
MPC Container Ships ASA	13,204	20,762
Multiconsult ASA (D)	649	12,728
Norbit ASA	1,195	22,302
Norske Skog ASA (A)(C)(D)	2,321	5,086
Norwegian Air Shuttle ASA (A)	34,842	48,789
Odfjell Drilling, Ltd.	3,325	20,705
OKEA ASA (A)	3,280	5,416
Panoro Energy ASA (A)	3,959	9,317
Pareto Bank ASA	1,686	13,681
Pexip Holding ASA	2,031	11,830
Rana Gruber ASA	1,036	7,202
Rogaland Sparebank	1,787	24,264
SATS ASA (A)	4,302	15,222
Scatec ASA (A)(D)	4,714	40,414
Selvaag Bolig ASA	1,578	5,359
SmartCraft ASA (A)	4,154	9,329
Solstad Maritime Holding AS	3,425	7,383
SpareBank 1 Helgeland	791	13,876
Sparebanken More	1,433	14,356
Zaptec ASA (A)	3,983	7,636
Peru 0.0%		59,403
Hochschild Mining PLC	15,980	59,403
Poland 0.1%		164,504
InPost SA (A)	10,009	164,504
Portugal 0.5%		585,021
Altri SGPS SA	3,289	19,849
Banco Comercial Portugues SA	343,521	267,964
Corticeira Amorim SGPS SA	2,036	17,862
CTT-Correios de Portugal SA	3,146	26,477
Ibersol SGPS SA	2,866	32,480
Mota-Engil SGPS SA (C)	4,909	25,116
NOS SGPS SA	9,949	43,587
REN - Redes Energeticas Nacionais SGPS SA	16,689	55,767
Semapa-Sociedade de Investimento e Gestao	689	13,803
Sonae SGPS SA	32,607	45,196
The Navigator Company SA	9,428	36,920
Singapore 1.4%		1,746,412
ASMPT, Ltd.	11,200	75,206
Banyan Tree Holdings, Ltd.	78,000	21,439
Boustead Singapore, Ltd.	25,020	21,523
BRC Asia, Ltd.	11,100	27,050
Bukit Sembawang Estates, Ltd.	9,900	29,940
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	45

	Shares	Value
Singapore (continued)
Capitaland India Trust	30,092	$22,989
Centurion Corp., Ltd.	6,500	7,342
China Aviation Oil Singapore Corp., Ltd.	12,600	8,210
China Sunsine Chemical Holdings, Ltd.	30,900	13,275
ComfortDelGro Corp., Ltd.	76,700	84,388
COSCO Shipping International Singapore Company, Ltd. (A)	62,900	6,246
CSE Global, Ltd.	20,594	6,780
CW Group Holdings, Ltd. (A)(B)	135,000	3,182
Delfi, Ltd.	15,900	8,983
Ezion Holdings, Ltd. (A)(B)	1,126,020	0
Ezra Holdings, Ltd. (A)(B)	438,996	936
Far East Orchard, Ltd.	31,431	24,586
First Resources, Ltd.	20,200	22,173
Food Empire Holdings, Ltd.	8,900	11,988
Fraser and Neave, Ltd.	12,700	12,270
Fu Yu Corp., Ltd. (A)	142,200	10,707
Geo Energy Resources, Ltd.	22,100	6,589
Golden Agri-Resources, Ltd.	1,055,700	204,359
GuocoLand, Ltd.	14,700	16,177
Haw Par Corp., Ltd.	5,700	52,185
Ho Bee Land, Ltd.	15,000	20,701
Hong Fok Corp., Ltd.	26,036	15,220
Hong Leong Finance, Ltd.	33,800	65,525
HRnetgroup, Ltd.	16,300	8,455
Hyflux, Ltd. (A)(B)(C)	154,800	0
iFAST Corp., Ltd.	4,700	23,549
IGG, Inc.	26,000	11,695
Keppel Infrastructure Trust	675,038	204,106
Marco Polo Marine, Ltd.	220,600	7,357
Micro-Mechanics Holdings, Ltd.	5,200	6,373
Midas Holdings, Ltd. (A)(B)(C)	249,000	31,508
Nanofilm Technologies International, Ltd.	10,800	4,471
NetLink NBN Trust	109,100	73,187
Olam Group, Ltd.	11,600	8,074
OUE, Ltd.	25,900	19,675
Pacific Century Regional Developments, Ltd.	52,900	15,391
Pan-United Corp., Ltd.	25,550	14,743
Q&M Dental Group Singapore, Ltd.	57,720	15,905
QAF, Ltd.	19,434	12,708
Raffles Medical Group, Ltd.	35,418	27,155
Riverstone Holdings, Ltd.	22,200	11,764
SATS, Ltd. (A)	1,400	3,347
SBS Transit, Ltd.	6,200	13,398
Sheng Siong Group, Ltd.	35,200	49,405
SIA Engineering Company, Ltd.	11,000	23,007
Sing Investments & Finance, Ltd.	17,100	14,693
Singapore Land Group, Ltd.	18,000	28,014
Singapore Post, Ltd.	53,600	23,030
StarHub, Ltd.	25,800	22,798
Straits Trading Company, Ltd.	20,723	22,321
Swiber Holdings, Ltd. (A)(B)	128,250	0
The Hour Glass, Ltd.	14,600	18,128
Thomson Medical Group, Ltd. (A)	654,600	21,824
Tuan Sing Holdings, Ltd.	30,137	5,482
UMS Integration, Ltd.	23,512	21,280
United Overseas Insurance, Ltd.	2,400	14,531
46	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Singapore (continued)
UOB-Kay Hian Holdings, Ltd.	13,626	$18,895
Valeura Energy, Inc. (A)	4,984	23,969
Venture Corp., Ltd.	9,600	82,287
Vicom, Ltd.	13,300	14,855
Wing Tai Holdings, Ltd.	30,717	29,063
South Africa 0.2%		255,479
Investec PLC	24,578	175,508
Pan African Resources PLC	127,880	79,971
Spain 2.5%		3,062,098
Acciona SA	1,013	163,224
Acerinox SA	7,525	88,887
Aedas Homes SA (D)	402	12,426
Almirall SA	3,275	41,514
Amper SA (A)	54,530	8,868
Atalaya Mining Copper SA (C)	4,379	25,777
Atresmedia Corp. de Medios de Comunicacion SA	3,834	25,896
Audax Renovables SA (A)	7,223	13,318
Azkoyen SA	1,201	12,402
Bankinter SA	8,929	114,877
Caja de Ahorros del Mediterraneo (A)(B)	1,684	0
CIE Automotive SA	1,784	49,119
Construcciones y Auxiliar de Ferrocarriles SA	868	48,015
Corp ACCIONA Energias Renovables SA	2,278	49,831
Distribuidora Internacional de Alimentacion SA (A)	530	15,525
Ebro Foods SA	2,135	42,698
EDP Renovaveis SA	7,328	73,965
eDreams ODIGEO SA (A)	18,118	159,461
Elecnor SA	1,408	38,068
Enagas SA	12,103	194,729
Ence Energia y Celulosa SA (C)	5,163	16,953
Ercros SA	20,973	70,321
Faes Farma SA	12,559	62,261
Fluidra SA	4,036	99,059
Gestamp Automocion SA (D)	6,252	20,805
Global Dominion Access SA (D)	3,876	13,557
Grenergy Renovables SA (A)	473	37,525
Grifols SA (A)	12,103	130,246
Grupo Catalana Occidente SA	1,785	99,400
Iberpapel Gestion SA	985	21,850
Indra Sistemas SA (C)	3,521	145,069
Inmocemento SA (A)	5,274	19,403
Laboratorios Farmaceuticos Rovi SA	846	52,301
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	22,325	34,715
Logista Integral SA	2,523	81,477
Mapfre SA	37,535	141,978
Melia Hotels International SA	4,274	32,784
Miquel y Costas & Miquel SA	1,797	28,458
Neinor Homes SA (A)(D)	1,086	17,456
Obrascon Huarte Lain SA (A)	21,979	7,965
Oryzon Genomics SA (A)(C)	1,815	5,569
Pharma Mar SA (A)	850	81,986
Prim SA	1,047	12,774
Promotora de Informaciones SA, Class A (A)	66,046	29,515
Prosegur Cash SA (D)	13,956	12,803
Realia Business SA	15,615	16,439
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	47

	Shares	Value
Spain (continued)
Redeia Corp. SA	2,941	$60,842
Renta 4 Banco SA	1,156	18,630
Sacyr SA	23,422	94,796
Solaria Energia y Medio Ambiente SA (A)(C)	2,740	23,661
Talgo SA (A)(C)(D)	2,721	10,215
Tecnicas Reunidas SA (A)	2,235	47,174
Tubacex SA	3,845	17,163
Tubos Reunidos SA (A)	9,343	6,425
Unicaja Banco SA (D)	42,140	92,628
Vidrala SA	945	101,148
Viscofan SA	1,641	118,147
Sweden 3.0%		3,732,382
AcadeMedia AB (D)	3,571	30,117
AddLife AB, B Shares	5,214	100,290
AddNode Group AB	5,942	63,682
AFRY AB	4,297	76,054
Alimak Group AB (D)	3,000	43,622
Alleima AB	8,400	68,857
Alligo AB, Class B	895	10,519
Ambea AB (D)	3,687	41,171
Annehem Fastigheter AB, B Shares (A)	7,517	12,538
AQ Group AB	2,663	48,216
Arjo AB, B Shares	9,149	29,258
Attendo AB (D)	4,240	27,261
Beijer Alma AB	1,903	43,470
Bergman & Beving AB	984	31,943
Betsson AB, B Shares (A)	5,302	102,610
BHG Group AB (A)	7,065	18,294
Bilia AB, A Shares	2,602	33,678
Billerud AB	2,475	26,958
BioGaia AB, B Shares	4,659	48,133
Bjorn Borg AB (A)	1,059	6,376
Boozt AB (A)(D)	2,647	23,587
Bravida Holding AB (D)	8,833	81,893
Bufab AB	6,030	52,580
Bure Equity AB	1,017	30,623
Byggmax Group AB	2,826	15,407
Catella AB	1,643	4,999
Cellavision AB	651	13,204
Cibus Nordic Real Estate AB	3,579	67,212
Clas Ohlson AB, B Shares	1,752	48,127
Cloetta AB, B Shares	7,855	28,345
Coor Service Management Holding AB (D)	4,969	20,185
Corem Property Group AB, B Shares	19,969	10,615
CTT Systems AB	541	11,081
Dios Fastigheter AB	4,522	31,349
Dometic Group AB (D)	10,895	42,178
Dynavox Group AB (A)	4,519	49,642
Eastnine AB	10,837	53,194
Elanders AB, B Shares	1,839	12,050
Electrolux AB, Series B (A)	1,602	10,446
Electrolux Professional AB, B Shares	10,751	72,988
Elekta AB, B Shares	6,368	33,529
Enea AB (A)	792	5,540
Engcon AB	2,359	22,224
Ependion AB	1,320	15,208
48	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Sweden (continued)
eWork Group AB	2,107	$22,760
Fagerhult Group AB	2,466	10,905
Fastighets AB Trianon (A)	10,940	20,293
Fastighetsbolaget Emilshus AB, B Shares (A)	980	4,762
FastPartner AB, A Shares	3,139	18,100
FormPipe Software AB	3,671	10,080
Granges AB	4,424	55,911
Green Landscaping Group AB (A)(D)	1,280	8,438
Hanza AB	1,474	12,405
Heba Fastighets AB, Class B	2,732	9,027
Hexatronic Group AB (A)	6,818	18,590
HMS Networks AB (A)	1,472	67,383
Hoist Finance AB (D)	2,153	20,636
Humana AB	2,096	7,826
Humble Group AB (A)	14,752	13,017
Instalco AB	10,746	27,404
Inwido AB	2,416	53,134
JM AB	2,448	37,310
John Mattson Fastighetsforetagen AB (A)	1,705	11,055
Karnov Group AB (A)	2,339	22,951
K-fast Holding AB (A)	15,216	18,001
KNOW IT AB	951	13,039
Lime Technologies AB	474	19,660
Lindab International AB	3,281	73,601
Medcap AB (A)	655	29,744
MEKO AB	1,699	20,298
Micro Systemation AB, Class B	896	4,478
MIPS AB	1,292	55,441
Modern Times Group MTG AB, B Shares (A)	3,783	42,607
Momentum Group AB	975	17,752
Munters Group AB (D)	1,360	18,141
NCAB Group AB (A)(C)	8,401	38,441
NCC AB, B Shares	3,654	69,219
Nederman Holding AB	1,923	38,173
New Wave Group AB, B Shares	3,870	47,053
Nobia AB (A)	15,747	6,791
Nolato AB, B Shares	8,801	54,370
Norion Bank AB (A)	2,771	13,393
Note AB	941	15,910
NP3 Fastigheter AB	1,431	38,673
Nyfosa AB (A)	7,921	72,020
OEM International AB, B Shares	4,420	64,662
Ovzon AB (A)	2,437	9,903
Peab AB, Class B	7,377	63,294
Platzer Fastigheter Holding AB, Series B	2,741	21,589
Pricer AB, B Shares (A)	6,089	3,921
Proact IT Group AB	957	11,690
Ratos AB, B Shares	8,778	35,382
RaySearch Laboratories AB	1,157	36,873
Rejlers AB	701	14,299
Rottneros AB (A)	17,694	8,338
RVRC Holding AB	2,594	12,137
Samhallsbyggnadsbolaget i Norden AB (C)	6,705	3,935
Scandi Standard AB	1,331	12,612
Scandic Hotels Group AB (D)	6,532	52,339
Sdiptech AB, Class B (A)	1,274	29,254
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	49

	Shares	Value
Sweden (continued)
Sedana Medical AB (A)	4,487	$5,620
Sensys Gatso Group AB (A)	2,799	12,247
Sinch AB (A)(D)	30,887	81,910
Sintercast AB	1,398	16,483
SkiStar AB	2,002	35,538
Softronic AB, B Shares	8,843	20,501
Solid Forsakring AB	2,819	23,754
Stendorren Fastigheter AB (A)	683	13,473
Stillfront Group AB (A)	21,386	17,710
Storskogen Group AB, Class B	59,808	68,340
Swedish Logistic Property AB, B Shares (A)	5,423	21,746
Synsam AB	4,152	21,298
Systemair AB	4,252	39,535
TF Bank AB (A)	238	9,434
Troax Group AB	1,682	27,997
Truecaller AB, Class B	1,906	12,852
VBG Group AB, B Shares	828	21,637
Vitec Software Group AB, B Shares	1,503	67,755
Vitrolife AB	975	15,784
Volati AB	1,317	16,755
XANO Industri AB, Class B	3,940	23,740
Switzerland 7.3%		8,952,621
Accelleron Industries AG	4,142	239,192
Adecco Group AG	6,750	188,533
Allreal Holding AG	609	139,389
ALSO Holding AG	243	76,690
APG SGA SA	55	15,653
Arbonia AG	2,518	18,265
Aryzta AG (A)	1,033	106,745
Ascom Holding AG	2,021	9,161
Autoneum Holding AG	103	18,173
Avolta AG (A)	3,679	197,308
Baloise Holding AG	1,128	267,700
Banque Cantonale de Geneve, Bearer Shares	75	22,071
Banque Cantonale Vaudoise	1,126	130,455
Basilea Pharmaceutica AG (A)	478	26,301
Belimo Holding AG	428	414,096
Bell Food Group AG	89	28,387
Berner Kantonalbank AG	380	115,208
BKW AG	787	166,071
Bossard Holding AG, Class A	252	58,639
Bucher Industries AG	280	135,012
Burckhardt Compression Holding AG	150	111,144
Burkhalter Holding AG	304	47,253
Bystronic AG	71	29,747
Calida Holding AG	100	2,073
Carlo Gavazzi Holding AG	56	14,013
Cavotec SA (A)	7,155	14,099
Cembra Money Bank AG	1,269	156,046
Cham Swiss Properties AG	598	16,571
Cicor Technologies, Ltd. (A)	107	16,251
Cie Financiere Tradition SA, Bearer Shares	319	86,550
Clariant AG (A)	9,474	106,846
Coltene Holding AG (A)	87	7,062
CPH Group AG	331	27,850
Daetwyler Holding AG, Bearer Shares	307	44,096
50	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Switzerland (continued)
DKSH Holding AG	1,548	$120,888
DocMorris AG (A)(C)	1,532	15,796
dormakaba Holding AG	138	122,885
EFG International AG (A)	4,072	72,556
Emmi AG	94	95,518
Feintool International Holding AG (A)(C)	613	8,939
Fenix Outdoor International AG	352	21,116
Flughafen Zurich AG	828	229,750
Forbo Holding AG	43	44,163
Fundamenta Real Estate AG (A)	2,297	50,391
Galenica AG (D)	2,095	216,991
GAM Holding AG (A)	32,436	3,926
Georg Fischer AG	3,392	271,444
Glarner Kantonalbank	403	10,575
Gurit Holding AG, Bearer Shares (A)	349	7,855
Helvetia Holding AG	1,168	276,862
Hiag Immobilien Holding AG	224	27,620
Huber + Suhner AG	585	56,619
Hypothekarbank Lenzburg AG	8	39,306
Implenia AG	518	30,491
Inficon Holding AG	770	90,476
International Workplace Group PLC	35,152	91,348
Interroll Holding AG	31	75,110
Intershop Holding AG	260	44,018
Investis Holding SA	126	18,752
Jungfraubahn Holding AG	203	48,701
Kardex Holding AG	289	85,785
Komax Holding AG (A)	156	21,476
Kongsberg Automotive ASA (A)	53,380	8,447
Kudelski SA, Bearer Shares (A)	14,739	20,969
Landis+Gyr Group AG (A)	1,010	63,858
LEM Holding SA	25	22,741
Luzerner Kantonalbank AG	769	63,973
Medacta Group SA (D)	325	53,396
medmix AG (D)	781	10,062
Metall Zug AG, B Shares	10	12,341
Mikron Holding AG	1,356	27,500
Mobilezone Holding AG	1,807	25,648
Mobimo Holding AG	327	126,617
Montana Aerospace AG (A)(D)	545	12,172
Novavest Real Estate AG (A)	391	18,060
OC Oerlikon Corp. AG	9,205	42,495
Orell Fuessli AG	123	14,264
Phoenix Mecano AG	26	14,366
Plazza AG, Class A	106	49,313
PSP Swiss Property AG	1,919	337,764
Relief Therapeutics Holding AG (A)	1,591	4,586
Rieter Holding AG	134	12,493
Schweiter Technologies AG	42	20,143
SFS Group AG	771	109,341
Siegfried Holding AG (A)	1,710	200,973
SIG Group AG (A)	12,877	263,298
SKAN Group AG	584	50,965
Softwareone Holding AG	4,748	43,558
St. Galler Kantonalbank AG	115	67,692
Stadler Rail AG	2,422	61,628
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	51

	Shares	Value
Switzerland (continued)
Sulzer AG	795	$149,983
Swiss Prime Site AG	1,038	147,617
Swissquote Group Holding SA	455	272,771
Tecan Group AG	523	104,289
Temenos AG	2,410	179,190
The Swatch Group AG	131	4,526
The Swatch Group AG, Bearer Shares	400	67,483
TX Group AG	121	30,215
u-blox Holding AG (A)	324	36,174
Valiant Holding AG	639	93,904
Varia US Properties AG	525	11,522
Vaudoise Assurances Holding SA	39	29,126
Vetropack Holding AG	490	19,278
Vontobel Holding AG	1,173	88,196
VZ Holding AG	753	159,999
V-ZUG Holding AG	123	11,090
Walliser Kantonalbank	548	85,928
Ypsomed Holding AG	188	92,998
Zehnder Group AG	328	25,371
Zueblin Immobilien Holding AG (A)	198	8,944
Zug Estates Holding AG, B Shares	43	113,346
Zuger Kantonalbank AG, Bearer Shares	20	210,001
Taiwan 0.0%		16,898
FIT Hon Teng, Ltd. (A)(C)(D)	65,000	16,898
United Arab Emirates 0.0%		14,654
Gulf Marine Services PLC (A)	34,829	9,308
Shelf Drilling, Ltd. (A)(D)	7,922	5,346
United Kingdom 10.7%		13,196,980
4imprint Group PLC	1,250	60,066
A.G. Barr PLC	5,139	48,047
Aberdeen Group PLC	78,175	182,955
Accesso Technology Group PLC (A)	2,271	15,488
Advanced Medical Solutions Group PLC	9,898	26,406
AJ Bell PLC	14,749	97,575
Alfa Financial Software Holdings PLC (D)	6,495	20,857
Allfunds Group PLC	5,800	36,418
Anglo-Eastern Plantations PLC (B)	1,474	15,054
AO World PLC (A)	15,948	21,682
Ashmore Group PLC	20,914	43,606
Ashtead Technology Holdings PLC	3,578	20,495
Aston Martin Lagonda Global Holdings PLC (A)(C)(D)	11,597	13,171
Auction Technology Group PLC (A)	4,548	27,902
Avon Technologies PLC	2,184	51,664
B&M European Value Retail SA	6,401	29,534
Babcock International Group PLC	11,415	144,467
Bakkavor Group PLC (D)	11,928	33,580
Balfour Beatty PLC	23,567	158,745
Beazley PLC	9,235	117,682
Begbies Traynor Group PLC	17,854	23,427
Bellway PLC	5,029	183,775
Benchmark Holdings PLC (A)	779	252
Bloomsbury Publishing PLC	3,726	26,177
Bodycote PLC	7,802	59,453
Boohoo Group PLC (A)(C)	38,367	12,430
BRAEMAR PLC	5,902	19,023
52	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Breedon Group PLC	12,446	$76,411
Bridgepoint Group PLC (D)	11,010	42,950
Brooks Macdonald Group PLC	548	11,629
Burberry Group PLC	15,024	210,177
Bytes Technology Group PLC	10,689	76,060
Camellia PLC (A)	237	16,859
Capricorn Energy PLC (A)	20,521	71,500
Card Factory PLC	13,902	17,858
Carillion PLC (A)(B)	114,263	14,764
Carr’s Group PLC	6,956	14,124
Castings PLC	5,053	18,397
Central Asia Metals PLC	10,225	22,447
Chesnara PLC	7,220	27,452
City of London Investment Group PLC	2,827	13,169
Clarkson PLC	1,375	61,787
Close Brothers Group PLC (A)	6,162	27,685
CMC Markets PLC (D)	5,177	19,587
Coats Group PLC	71,718	76,252
Cohort PLC	1,843	36,676
Computacenter PLC	3,154	110,659
Costain Group PLC	10,480	17,499
Cranswick PLC	2,397	171,900
Crest Nicholson Holdings PLC	12,489	30,774
Croda International PLC	1,902	78,724
Currys PLC (A)	41,807	68,602
CVS Group PLC	3,399	56,942
De La Rue PLC (A)	9,975	17,284
DFS Furniture PLC (A)	12,106	26,668
Dialight PLC (A)(C)	8,443	12,095
Direct Line Insurance Group PLC	12,282	49,394
DiscoverIE Group PLC	2,337	20,011
Domino’s Pizza Group PLC	15,109	53,139
dotdigital Group PLC	13,959	15,667
Dowlais Group PLC	36,823	32,988
Dr. Martens PLC	29,266	23,504
Drax Group PLC	15,410	137,712
Dunelm Group PLC	6,263	100,512
EKF Diagnostics Holdings PLC (A)	106,847	36,001
Elementis PLC	25,515	49,054
Endeavour Mining PLC	8,667	265,691
Energean PLC	7,309	90,516
EnQuest PLC	74,284	11,790
Entain PLC	17,725	179,715
Epwin Group PLC	19,976	26,645
Essentra PLC	10,618	13,805
FD Technologies PLC (A)	549	17,906
FDM Group Holdings PLC	3,584	10,975
Firstgroup PLC	26,434	67,723
Foresight Group Holdings, Ltd.	3,154	16,192
Forterra PLC (D)	8,108	21,575
Foxtons Group PLC	13,631	11,670
Frasers Group PLC (A)	5,113	50,615
Fuller Smith & Turner PLC, Class A	975	8,280
Funding Circle Holdings PLC (A)(D)	10,617	15,403
Future PLC	4,520	40,869
Galliford Try Holdings PLC	5,230	28,937
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	53

	Shares	Value
United Kingdom (continued)
Games Workshop Group PLC	438	$90,497
Gamma Communications PLC	3,941	62,997
GB Group PLC	11,014	40,775
Genel Energy PLC (A)	9,423	6,736
Genuit Group PLC	10,526	57,147
Gooch & Housego PLC	2,166	15,445
Goodwin PLC	165	15,367
Grainger PLC	32,442	97,326
Greggs PLC	4,671	129,988
Gulf Keystone Petroleum, Ltd.	9,193	19,685
H&T Group PLC	2,445	20,932
Halfords Group PLC	10,065	22,736
Harbour Energy PLC	25,299	60,697
Hargreaves Services PLC	890	8,144
Harworth Group PLC	4,316	9,711
Hays PLC	72,983	70,851
Headlam Group PLC (A)	20,453	25,610
Helical PLC	6,731	20,245
Helios Towers PLC (A)	34,536	55,870
Henry Boot PLC (C)	13,322	38,302
Hikma Pharmaceuticals PLC	1,062	30,655
Hill & Smith PLC	3,537	88,125
Hilton Food Group PLC	3,520	41,213
Hollywood Bowl Group PLC	7,763	27,757
Howden Joinery Group PLC	24,518	284,517
Hunting PLC	6,431	22,298
Ibstock PLC (D)	18,715	49,377
IDOX PLC (C)	34,314	26,009
IG Group Holdings PLC	17,435	263,735
IMI PLC	3,710	99,526
Impax Asset Management Group PLC	2,813	6,991
Inchcape PLC	15,867	145,788
Indivior PLC (A)	4,344	55,447
IntegraFin Holdings PLC	12,593	53,960
International Personal Finance PLC	8,675	18,914
iomart Group PLC	13,695	5,320
IP Group PLC (A)	41,776	25,212
IQE PLC (A)	33,970	5,148
ITV PLC	149,291	157,275
J.D. Wetherspoon PLC	3,989	39,406
James Fisher & Sons PLC (A)	4,768	20,302
James Halstead PLC (C)	19,317	41,210
JD Sports Fashion PLC	115,124	130,566
John Wood Group PLC (A)(B)	30,591	7,600
Johnson Matthey PLC	6,761	156,848
Johnson Service Group PLC	17,076	34,152
Jupiter Fund Management PLC	22,535	27,656
Just Group PLC	44,998	90,837
Kainos Group PLC	4,339	42,780
Keller Group PLC	3,109	64,343
Kier Group PLC	19,203	43,766
Kingfisher PLC	1,575	5,896
Kitwave Group PLC	3,781	16,052
Knights Group Holdings PLC	2,146	4,439
Lancashire Holdings, Ltd.	10,293	84,103
Lion Finance Group PLC	1,562	140,611
54	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Liontrust Asset Management PLC	2,874	$14,625
LSL Property Services PLC	3,539	12,869
Luceco PLC (D)	3,832	7,512
M&G PLC	45,532	145,468
Macfarlane Group PLC	6,454	10,171
Man Group PLC	53,020	125,295
Marshalls PLC	10,086	37,983
Marston’s PLC (A)	27,517	15,501
McBride PLC (A)	7,296	14,704
ME Group International PLC	9,442	27,237
Mears Group PLC	3,889	21,871
Metro Bank Holdings PLC (A)	15,668	24,519
Midwich Group PLC	3,611	9,982
Mitchells & Butlers PLC (A)	11,787	45,409
Mitie Group PLC	57,209	120,592
MJ Gleeson PLC	4,107	28,782
Mobico Group PLC (A)	18,059	7,293
Mondi PLC	1,849	30,076
MONY Group PLC	23,893	67,218
Moonpig Group PLC	15,064	50,600
Morgan Advanced Materials PLC	11,683	33,386
Morgan Sindall Group PLC	2,115	110,451
Mortgage Advice Bureau Holdings, Ltd.	2,499	27,421
MP Evans Group PLC	1,743	24,563
NCC Group PLC	14,323	30,303
Next 15 Group PLC	3,082	11,404
Ninety One PLC	13,605	29,443
Norcros PLC	5,040	17,588
Ocado Group PLC (A)	23,927	84,932
On the Beach Group PLC (D)	5,789	20,437
OSB Group PLC	16,274	107,366
Oxford Instruments PLC	2,546	61,522
Pagegroup PLC	15,250	55,597
Paragon Banking Group PLC	8,897	108,392
PayPoint PLC	3,018	28,936
Pennon Group PLC	21,246	146,328
Persimmon PLC	13,549	243,555
Pets at Home Group PLC	19,069	68,492
Phoenix Spree Deutschland, Ltd. (A)	5,180	11,598
Pinewood Technologies Group PLC (A)	3,194	16,812
Polar Capital Holdings PLC	3,722	21,207
Porvair PLC	1,658	18,221
Premier Foods PLC	27,084	76,045
PZ Cussons PLC	11,964	14,111
QinetiQ Group PLC	22,420	150,819
Quilter PLC (D)	61,256	121,826
Rathbones Group PLC	2,219	49,329
Reach PLC	10,947	11,187
Record PLC	16,553	12,309
Renew Holdings PLC	3,654	40,509
Robert Walters PLC	5,643	15,764
Rotork PLC	37,920	160,829
RS GROUP PLC	21,157	162,552
RWS Holdings PLC	12,808	13,766
S&U PLC	1,096	22,452
S4 Capital PLC (A)	20,976	7,950
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	55

	Shares	Value
United Kingdom (continued)
Sabre Insurance Group PLC (D)	9,079	$16,138
Saga PLC (A)	3,996	7,730
Savannah Energy PLC (A)	53,424	4,823
Savills PLC	5,824	76,500
Schroders PLC	3,112	14,922
Senior PLC	17,352	39,793
Serco Group PLC	44,259	111,384
Serica Energy PLC	11,681	24,148
Severfield PLC	47,529	22,125
Smiths News PLC	9,272	7,669
Softcat PLC	5,453	131,909
Spectris PLC	4,378	118,391
Spirax Group PLC	314	24,229
Spire Healthcare Group PLC (D)	12,537	32,711
SSP Group PLC	37,352	82,093
St. James’s Place PLC	1,205	18,108
SThree PLC	5,482	17,407
Studio Retail Group PLC (A)(B)	18,987	29,419
STV Group PLC	8,849	21,147
Synthomer PLC (A)	3,829	5,387
Tate & Lyle PLC	17,173	128,155
Tatton Asset Management PLC	3,627	30,190
Taylor Wimpey PLC	151,624	244,431
Telecom Plus PLC	3,151	85,451
The Berkeley Group Holdings PLC	3,838	217,692
The Gym Group PLC (A)(D)	7,912	15,374
The Vitec Group PLC (A)	13,182	13,334
THG PLC (A)(C)	27,250	8,923
Topps Tiles PLC	56,721	30,489
TORM PLC, Class A (C)	2,357	39,442
TP ICAP Group PLC	32,771	115,830
Trainline PLC (A)(D)	19,827	72,272
Travis Perkins PLC	8,824	75,710
Treatt PLC	2,029	7,597
Tribal Group PLC	40	21
Trifast PLC	32,847	30,232
TT Electronics PLC	8,959	11,182
Tullow Oil PLC (A)(C)	43,694	8,342
Vertu Motors PLC	12,077	10,584
Vesuvius PLC	8,365	40,645
Victorian Plumbing Group PLC	4,789	4,903
Victrex PLC	3,938	41,704
Vistry Group PLC (A)	13,697	116,201
Volex PLC (C)	6,570	25,562
Volution Group PLC	9,181	75,397
Vp PLC (C)	1,535	12,206
Watches of Switzerland Group PLC (A)(D)	10,192	58,937
WH Smith PLC	5,898	83,219
Whitbread PLC	1,213	47,389
Wickes Group PLC	12,514	37,223
Wilmington PLC	5,798	28,402
Xaar PLC (A)	18,133	30,472
XPS Pensions Group PLC	9,273	49,606
Young & Co’s Brewery PLC	1,012	8,796
Young & Co’s Brewery PLC, Class A	1,340	17,548
Zigup PLC	9,533	44,682
56	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Zotefoams PLC	1,904	$7,649
United States 0.6%		768,155
Aura Minerals, Inc.	1,333	30,286
Brookfield Infrastructure Corp., Class A	3,948	156,355
Burford Capital, Ltd.	8,896	114,377
Diversified Energy Company PLC	3,010	42,458
Energy Fuels, Inc. (A)(C)	9,493	46,484
International Paper Company (C)	1,837	87,652
PureTech Health PLC (A)	8,232	15,128
PureTech Health PLC, ADR (A)	179	3,292
Reliance Worldwide Corp., Ltd.	36,143	102,721
Samsonite Group SA (D)	29,400	55,252
SSR Mining, Inc. (A)	9,640	114,147

VAALCO Energy, Inc.	1	3
Preferred securities 0.3%		$395,860
(Cost $250,184)
Germany 0.3%		395,860
Draegerwerk AG & Company KGaA	379	28,881
Einhell Germany AG	534	47,686
FUCHS SE	3,106	156,867
Jungheinrich AG	2,220	89,131

Sixt SE	821	56,023
STO SE & Company KGaA	131	17,272
Rights 0.0%		$6,835
(Cost $6,421)
Aperam SA (Expiration Date: 6-13-25) (A)(E)	1,840	1,045
Intercell AG (A)(B)(E)	8,699	0
Melco International Development, Ltd. (Expiration Date: 6-10-25; Strike Price: HKD 1.03) (A)	8,000	2,336
Ridley Corp., Ltd. (Expiration Date: 6-2-25; Strike Price: AUD 2.12) (A)	1,744	652
TAG Immobilien AG (Expiration Date: 6-3-25) (A)(E)	8,812	2,802
Warrants 0.0%		$5,161
(Cost $0)
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (A)	48,436	988
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (A)	53,316	109
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	5,704	4,064

	Yield (%)	Shares	Value
Short-term investments 3.2%			$3,963,701
(Cost $3,961,737)
Short-term funds 3.2%			3,963,701
John Hancock Collateral Trust (F)	4.2439(G)	396,267	3,963,701

Total investments (Cost $91,912,956) 99.7%	$123,059,523
Other assets and liabilities, net 0.3%	313,563
Total net assets 100.0%	$123,373,086

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
AUD	Australian Dollar
HKD	Hong Kong Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 5-31-25. The value of securities on loan amounted to $3,676,886.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	57

(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 5-31-25.
The fund had the following sector composition as a percentage of net assets on 5-31-25:
Industrials	23.6%
Financials	13.7%
Consumer discretionary	12.8%
Materials	12.1%
Information technology	8.1%
Consumer staples	5.4%
Health care	5.3%
Energy	4.4%
Real estate	4.0%
Communication services	3.7%
Utilities	3.4%
Short-term investments and other	3.5%
TOTAL	100.0%
58	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	11	Long	Jun 2025	$1,390,099	$1,432,145	$42,046
						$42,046
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	59

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2025, by major security category or type:
	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$7,472,059	$125,307	$7,283,171	$63,581
Austria	2,015,344	—	2,015,344	—
Belgium	2,001,419	—	2,001,419	—
Bermuda	268,531	—	268,531	—
Cambodia	19,185	—	19,185	—
Canada	13,055,744	13,008,379	47,265	100
Chile	6,369	6,369	—	—
Denmark	2,911,447	—	2,911,447	—
Finland	3,433,018	—	3,433,018	—
France	6,347,332	—	6,347,332	—
Georgia	152,109	—	152,109	—
Germany	6,857,396	—	6,857,396	—
Greece	9,992	—	9,954	38
Greenland	27,366	—	27,366	—
Hong Kong	1,813,253	6,301	1,786,857	20,095
Ireland	678,135	—	678,135	—
Isle of Man	47,897	—	47,897	—
Israel	1,553,242	108,891	1,444,351	—
Italy	4,827,719	—	4,827,719	—
Japan	27,583,618	—	27,583,618	—
60	|

	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Liechtenstein	$64,857	—	$64,857	—
Luxembourg	574,789	—	574,789	—
Macau	37,767	—	37,767	—
Malaysia	7,815	—	7,815	—
Monaco	11,689	—	11,689	—
Mongolia	16,428	—	16,428	—
Netherlands	2,901,678	$286,504	2,615,174	—
New Zealand	565,927	—	565,927	—
Norway	871,234	—	871,234	—
Peru	59,403	—	59,403	—
Poland	164,504	—	164,504	—
Portugal	585,021	—	585,021	—
Singapore	1,746,412	23,969	1,686,817	$35,626
South Africa	255,479	—	255,479	—
Spain	3,062,098	—	3,062,098	—
Sweden	3,732,382	—	3,732,382	—
Switzerland	8,952,621	—	8,952,621	—
Taiwan	16,898	—	16,898	—
United Arab Emirates	14,654	—	14,654	—
United Kingdom	13,196,980	265,691	12,864,452	66,837
United States	768,155	350,567	417,588	—
Preferred securities	395,860	—	395,860	—
Rights	6,835	2,336	4,499	—
Warrants	5,161	1,097	4,064	—
Short-term investments	3,963,701	3,963,701	—	—
Total investments in securities	$123,059,523	$18,149,112	$104,724,134	$186,277
Derivatives:
Assets
Futures	$42,046	$42,046	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	396,267	$30,369,086	$41,250,912	$(67,665,132)	$13,103	$(4,268)	$181,243	—	$3,963,701
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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